THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND JULY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 53.4%

	Face Amount	Value

COMMUNICATION SERVICES — 2.8%
AT&T
3.550%, 06/01/24	$680,000	$727,716
Bell Canada
0.750%, 03/17/24	610,000	613,332
Charter Communications Operating
4.500%, 02/01/24	620,000	674,629
Cox Communications
2.950%, 06/30/23(A)	562,000	585,452
NTT Finance
0.583%, 03/01/24(A)	1,260,000	1,260,726

		3,861,855

CONSUMER DISCRETIONARY — 0.9%
Daimler Finance North America
3.650%, 02/22/24(A)	635,000	682,289
General Motors Financial
4.250%, 05/15/23	555,000	589,416

		1,271,705

CONSUMER STAPLES — 6.8%
7-Eleven
0.800%, 02/10/24(A)	1,230,000	1,230,225
Bunge Finance
4.350%, 03/15/24	620,000	674,839
Coca-Cola European Partners
0.800%, 05/03/24(A)	850,000	849,963
Conagra Brands
4.300%, 05/01/24	480,000	526,018
Constellation Brands
4.750%, 11/15/24	460,000	516,170
Diageo Capital
2.125%, 10/24/24	1,210,000	1,266,295
General Mills
1.144%, VAR ICE LIBOR USD 3 Month+1.010%, 10/17/23	490,000	496,607
Kellogg
2.750%, 03/01/23	300,000	310,663
Keurig Dr Pepper
4.057%, 05/25/23	246,000	261,730
McCormick
3.150%, 08/15/24	640,000	683,890
Molson Coors Beverage
3.500%, 05/01/22	520,000	532,258
Mondelez International Holdings Netherlands BV
2.250%, 09/19/24(A)	655,000	685,237
Nestle Holdings
0.375%, 01/15/24(A)	590,000	588,382
Suntory Holdings
2.250%, 10/16/24(A)	660,000	687,096

		9,309,373

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — 3.1%
Chevron USA
7.250%, 10/15/23	$500,000	$574,030
Diamondback Energy
2.875%, 12/01/24	600,000	631,844
Gray Oak Pipeline
2.000%, 09/15/23(A)	575,000	586,830
Halliburton
3.500%, 08/01/23	26,000	27,370
MarkWest Energy Partners
4.500%, 07/15/23	575,000	600,103
Ovintiv
3.900%, 11/15/21	416,000	416,034
Pioneer Natural Resources
0.750%, 01/15/24	615,000	615,157
Plains All American Pipeline
3.650%, 06/01/22	500,000	508,890
Southern Natural Gas
0.625%, 04/28/23(A)	340,000	339,690

		4,299,948

FINANCIALS — 18.9%
Ally Financial
3.875%, 05/21/24	1,520,000	1,643,587
Ansett Worldwide Aviation Services Leasing
4.870%, 10/03/21(A)(B)	638,666	642,856
Ares Capital
4.200%, 06/10/24	630,000	678,946
Banco Santander
0.701%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.450%, 06/30/24	800,000	802,592
Bank of America MTN
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/24	560,000	586,594
Bank of Nova Scotia
0.700%, 04/15/24	680,000	681,684
0.650%, 07/31/24	680,000	680,673
BBVA USA
2.500%, 08/27/24	500,000	528,462
BlackRock TCP Capital
3.900%, 08/23/24	630,000	670,274
Canadian Imperial Bank of Commerce
2.606%, VAR ICE LIBOR USD 3 Month+0.785%, 07/22/23	750,000	766,478
Capital One Financial
3.300%, 10/30/24	630,000	679,211
Charles Schwab
7.000%, VAR ICE LIBOR USD 3 Month+4.820%(C)	410,000	420,250

1

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND JULY 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
CIT Group
3.929%, VAR United States Secured Overnight Financing Rate+3.827%, 06/19/24	$970,000	$1,018,500
Citigroup
1.256%, VAR ICE LIBOR USD 3 Month+1.100%, 05/17/24	955,000	968,482
Citizens Bank
3.250%, 02/14/22	250,000	253,362
0.951%, VAR ICE LIBOR USD 3 Month+0.810%, 05/26/22	250,000	251,533
Discover Financial Services
3.950%, 11/06/24	620,000	676,690
E*TRADE Financial
2.950%, 08/24/22	725,000	744,381
First Horizon National
3.550%, 05/26/23	540,000	567,041
First Republic Bank
1.912%, VAR United States Secured Overnight Financing Rate+0.620%, 02/12/24	850,000	867,622
Goldman Sachs Group
0.836%, VAR United States Secured Overnight Financing Rate+0.790%, 12/09/26	570,000	569,650
0.627%, VAR United States Secured Overnight Financing Rate+0.538%, 11/17/23	600,000	600,182
KeyBank
1.250%, 03/10/23	550,000	558,219
Main Street Capital
5.200%, 05/01/24	620,000	675,279
Morgan Stanley MTN
4.100%, 05/22/23	760,000	808,753
National Bank of Canada MTN
0.550%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.400%, 11/15/24	1,225,000	1,223,008
New York Life Global Funding
1.100%, 05/05/23(A)	415,000	421,246
People’s United Financial
3.650%, 12/06/22	470,000	486,142
PNC Financial Services Group
3.800%, VAR ICE LIBOR USD 3 Month+3.678%(C)	420,000	420,916
Royal Bank of Canada MTN
0.798%, VAR ICE LIBOR USD 3 Month+0.660%, 10/05/23	500,000	505,748
0.500%, 10/26/23	655,000	656,524
Santander Holdings USA
3.500%, 06/07/24	320,000	342,506
3.400%, 01/18/23	510,000	530,443

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Synchrony Financial
4.375%, 03/19/24	$620,000	$675,113
Synovus Bank
2.289%, VAR United States Secured Overnight Financing Rate+0.945%, 02/10/23	500,000	503,572
Synovus Financial
3.125%, 11/01/22	250,000	256,847
Toyota Motor Credit MTN
0.500%, 08/14/23	500,000	501,963
Trinity Acquisition
4.625%, 08/15/23	117,000	126,234
Truist Bank
2.800%, 05/17/22	500,000	509,354
Wells Fargo MTN
0.805%, VAR United States Secured Overnight Financing Rate+0.510%, 05/19/25	650,000	651,213
Zions Bancorp
3.500%, 08/27/21	750,000	751,553

		25,903,683

INDUSTRIALS — 6.7%
AerCap Ireland Capital DAC
4.875%, 01/16/24	270,000	293,691
Air Lease MTN
0.700%, 02/15/24	615,000	613,261
American Airlines Pass-Through Trust, Ser 2015-1
3.700%, 05/01/23	314,833	308,703
CNH Industrial Capital
4.200%, 01/15/24	475,000	513,749
Cytec Industries
3.500%, 04/01/23	500,000	518,304
Delta Air Lines
4.500%, 10/20/25(A)	595,000	639,625
3.625%, 03/15/22	500,000	503,744
Georgia-Pacific
0.625%, 05/15/24(A)	600,000	601,535
Johnson Controls International
3.625%, 07/02/24	560,000	602,662
Lennox International
3.000%, 11/15/23	600,000	628,699
Penske Truck Leasing Lp
4.125%, 08/01/23(A)	495,000	525,849
Pentair Finance Sarl
3.150%, 09/15/22	830,000	844,482
Roper Technologies
2.350%, 09/15/24	650,000	679,785
Ryder System MTN
2.875%, 06/01/22	730,000	744,303
Teledyne Technologies
0.950%, 04/01/24	615,000	615,601

2

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND JULY 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INDUSTRIALS — continued
Westinghouse Air Brake Technologies
4.400%, 03/15/24	$480,000	$519,986

		9,153,979

INFORMATION TECHNOLOGY — 3.0%
Apple
0.750%, 05/11/23	440,000	443,797
Broadcom
3.625%, 10/15/24	575,000	623,494
Fidelity National Information Services
0.600%, 03/01/24	620,000	619,564
Hewlett Packard Enterprise
4.650%, 10/01/24	600,000	665,572
Infor
1.450%, 07/15/23(A)	540,000	546,586
Microchip Technology
0.983%, 09/01/24(A)	400,000	399,452
0.972%, 02/15/24(A)	590,000	591,109
VMware
0.600%, 08/15/23	165,000	165,293

		4,054,867

MATERIALS — 4.2%
Albemarle
4.150%, 12/01/24	600,000	657,834
Anglo American Capital
3.625%, 09/11/24(A)	595,000	643,483
Berry Global
0.950%, 02/15/24(A)	600,000	600,750
Celanese US Holdings
3.500%, 05/08/24	815,000	871,528
International Flavors & Fragrances
0.697%, 09/15/22(A)	590,000	590,898
Martin Marietta Materials
0.650%, 07/15/23	550,000	551,069
Mosaic
4.250%, 11/15/23	640,000	686,436
NewMarket
4.100%, 12/15/22	480,000	502,385
Steel Dynamics
2.800%, 12/15/24	615,000	649,820

		5,754,203

REAL ESTATE — 2.6%
American Tower
0.600%, 01/15/24	925,000	923,959
CC Holdings GS V
3.849%, 04/15/23	530,000	560,156
Jones Lang LaSalle
4.400%, 11/15/22	450,000	467,120
Kimco Realty
3.125%, 06/01/23	192,000	200,120

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

REAL ESTATE — continued
Rayonier
3.750%, 04/01/22	$820,000	$830,163
Vornado Realty
3.500%, 01/15/25	575,000	613,963

		3,595,481

UTILITIES — 4.4%
Alliant Energy Finance
3.750%, 06/15/23(A)	500,000	527,810
CenterPoint Energy Resources
0.700%, 03/02/23	605,000	605,171
Dominion Energy
3.071%, 08/15/24	565,000	601,257
Duquesne Light Holdings
5.900%, 12/01/21(A)	254,000	258,644
Emera US Finance
0.833%, 06/15/24(A)	975,000	972,357
Evergy
5.292%, 06/15/22	450,000	463,356
Exelon
3.497%, 06/01/22	720,000	736,904
FirstEnergy
4.750%, 03/15/23	510,000	536,775
Southern
0.600%, 02/26/24	620,000	621,582
WEC Energy Group
0.800%, 03/15/24	630,000	633,455

		5,957,311

Total Corporate Obligations (Cost $72,480,343)		73,162,405

U.S. TREASURY OBLIGATIONS — 25.6%

	Face Amount	Value
U.S. Treasury Notes
1.750%, 03/31/22	1,200,000	1,213,359
1.750%, 07/15/22	2,750,000	2,793,721
0.125%, 05/15/23	13,150,000	13,142,295
0.125%, 07/15/23	3,000,000	2,997,070
0.125%, 01/15/24	15,000,000	14,951,367

Total U.S. Treasury Obligations (Cost $35,092,748)		35,097,812

ASSET-BACKED SECURITIES — 14.0%

	Face Amount	Value
Affirm Asset Securitization Trust, Ser 2021-A, Cl A
0.880%, 08/15/25 (A)	600,000	601,327
Amur Equipment Finance Receivables VII, Ser 2019-1A, Cl A2
2.630%, 06/20/24 (A)	262,218	265,991

3

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND JULY 31, 2021 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Benefit Street Partners CLO II,
Ser 2021-IIA, Cl A2R2 1.576%, VAR ICE LIBOR USD 3 Month+1.450%, 07/15/29 (A)	$600,000	$599,698
Blackrock Rainier CLO, Ser 2021-9A, Cl A1
1.506%, 09/22/31 (A)(E)	1,025,000	1,025,000
Capital Automotive, Ser 2014-1A, Cl A
3.660%, 10/15/44 (A)	146,183	146,318
Carvana Auto Receivables Trust, Ser 2019-3A, Cl B
2.510%, 04/15/24 (A)	998,281	1,005,818
CoreVest American Finance Trust, Ser 2017-1, Cl D
4.358%, 10/15/49 (A)	258,000	262,393
Drug Royalty III, Ser 2018-1A, Cl A2
4.270%, 10/15/31 (A)	235,415	241,472
Encina Equipment Finance, Ser 2021-1A, Cl B
1.210%, 02/16/27 (A)	810,000	811,169
FOCUS Brands Funding, Ser 2021-1A, Cl A2IB
3.857%, 04/30/47 (A)	668,260	685,023
Ford Credit Auto Owner Trust, Ser 2021-A, Cl C
0.830%, 08/15/28	400,000	399,980
Ford Credit Floorplan Master Owner Trust A, Ser 2017-3, Cl B
2.650%, 09/15/24	330,000	338,266
GM Financial Automobile Leasing Trust, Ser 2020-2, Cl B
1.560%, 07/22/24	380,000	386,477
Halcyon Loan Advisors Funding, Ser 2018-2A, Cl AR
1.205%, VAR ICE LIBOR USD 3 Month+1.080%, 07/25/27 (A)	45,232	45,240
Invitation Homes, Ser 2018-SFR2, Cl A
0.993%, VAR ICE LIBOR USD 1 Month+0.900%, 06/17/37 (A)	42,671	42,753
Invitation Homes, Ser 2018-SFR3, Cl A
1.089%, VAR ICE LIBOR USD 1 Month+1.000%, 07/17/37 (A)	610,077	611,218
Magnetite XVIII, Ser 2018-18A, Cl AR
1.236%, VAR ICE LIBOR USD 3 Month+1.080%, 11/15/28 (A)	520,000	520,155

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Marlette Funding Trust, Ser 2021-1A, Cl B
1.000%, 06/16/31 (A)	$810,000	$812,331
Master Credit Card Trust II, Ser 2018-1A, Cl C
3.737%, 07/21/24 (A)	675,000	700,842
Mercury Financial Credit Card Master Trust, Ser 2021-1A, Cl A
1.540%, 03/20/26 (A)	806,000	809,281
MMAF Equipment Finance, Ser 2017-AA, Cl A5
2.680%, 07/16/27 (A)	230,000	234,803
MONROE CAPITAL BSL CLO, Ser 2017-1A, Cl CR
2.600%, VAR ICE LIBOR USD 3 Month+2.450%, 05/22/27 (A)	615,000	614,409
MVW, Ser 2021-1WA, Cl B
1.440%, 01/22/41 (A)	775,252	776,855
NADG NNN Operating, Ser 2019-1, Cl A
3.368%, 12/28/49 (A)	1,111,133	1,145,959
Nassau, Ser 2017-IIA, Cl AF
3.380%, 01/15/30 (A)	535,000	535,002
New Residential Mortgage, Ser 2018-FNT2, Cl A
3.790%, 07/25/54 (A)	331,294	331,510
RIN II, Ser 2019-1A, Cl A
1.778%, VAR ICE LIBOR USD 3 Month+1.650%, 09/10/30 (A)	620,000	620,206
Santander Retail Auto Lease Trust, Ser 2021-B, Cl C
1.100%, 06/20/25 (A)	820,000	823,117
SCF Equipment Leasing, Ser 2019-1A, Cl B
3.490%, 01/20/26 (A)	487,428	487,965
Sierra Timeshare Receivables Funding, Ser 2016-3A, Cl A
2.430%, 10/20/33 (A)	109,332	109,772
Towd Point Mortgage Trust, Ser 2019-MH1, Cl A1
3.000%, 11/25/58 (A)(D)	264,271	268,484
VCP CLO II, Ser 2021-2A, Cl A1
1.796%, VAR ICE LIBOR USD 3 Month+1.670%, 04/15/31 (A)	750,000	749,810
Verizon Master Trust, Ser 2021-1, Cl C
0.890%, 05/20/27	650,000	652,453
Verizon Owner Trust, Ser 2020-A, Cl A1A
1.850%, 07/22/24	635,000	645,203

4

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND JULY 31, 2021 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Wellfleet CLO, Ser 2018-2A, Cl A1R
1.274%, VAR ICE LIBOR USD 3 Month+1.140%, 10/20/28 (A)	$432,372	$432,263
Zais CLO 8, Ser 2018-1A, Cl A
1.076%, VAR ICE LIBOR USD 3 Month+0.950%, 04/15/29 (A)	440,676	440,219

Total Asset-Backed Securities (Cost $19,020,562)		19,178,782

MORTGAGE-BACKED SECURITIES — 5.0%

	Face Amount	Value
BPR Trust, Ser 2021-KEN, Cl B
2.043%, VAR ICE LIBOR USD 1 Month+1.950%, 02/15/29 (A)	805,000	805,404
BX Commercial Mortgage Trust, Ser 2020-VKNG, Cl C
1.493%, VAR ICE LIBOR USD 1 Month+1.400%, 10/15/37 (A)	840,000	840,000
CFCRE Commercial Mortgage Trust, Ser 2011-C2, Cl B
5.776%, 12/15/47 (A)(D)	220,000	221,095
Citigroup Commercial Mortgage Trust, Ser 2017-P8, Cl A1
2.065%, 09/15/50	165,808	166,725
Cold Storage Trust, Ser 2020-ICE5, Cl C
1.743%, VAR ICE LIBOR USD 1 Month+1.650%, 11/15/37 (A)	909,266	914,112
COLT Mortgage Loan Trust, Ser 2020-1, Cl A1
2.488%, 02/25/50 (A)(D)	291,287	292,561
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A2
1.106%, 07/27/54 (A)	379,745	379,087
COMM Mortgage Trust, Ser 2012-CR1, Cl ASB
3.053%, 05/15/45	32,735	32,931
COMM Mortgage Trust, Ser 2013-CR10, Cl ASB
3.795%, 08/10/46	403,478	417,191
FHLMC STACR REMIC Trust, Ser 2020-DNA3, Cl M2
3.089%, VAR ICE LIBOR USD 1 Month+3.000%, 06/25/50 (A)	258,267	259,572
FREMF Mortgage Trust, Ser 2015-K720, Cl C
3.395%, 07/25/22 (A)(D)	510,000	521,567

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
JP Morgan Mortgage Trust, Ser 2014-IVR6, Cl AM
2.393%, 07/25/44 (A)(D)	$77,058	$80,002
JP Morgan Mortgage Trust, Ser 2016-2, Cl A1
2.456%, 06/25/46 (A)(D)	128,564	129,121
JP Morgan Mortgage Trust, Ser 2016-5, Cl A1
2.511%, 12/25/46 (A)(D)	222,843	225,656
Merit, Ser 2020-HILL, Cl C 1.794%, VAR ICE LIBOR USD
1 Month+1.700%, 08/15/37 (A)	880,000	884,139
Sequoia Mortgage Trust, Ser 2013-4, Cl B3
3.467%, 04/25/43 (D)	150,431	152,767
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/66 (A)(D)	473,289	472,864

Total Mortgage-Backed Securities (Cost $6,774,488)		6,794,794

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 0.0%

	Face Amount	Value
FHLMC
6.000%, 01/01/37	936	1,052
6.000%, 11/01/37	1,101	1,251
5.500%, 07/01/34	2,991	3,385
4.000%, 03/01/39	4,119	4,517
FHLMC, Ser 2004-2746, Cl BG
5.000%, 02/15/24	21,756	22,619
FNMA
6.000%, 05/01/36	366	434
6.000%, 08/01/36	492	574
6.000%, 11/01/37	1,127	1,271
5.500%, 07/01/38	2,850	3,272
GNMA
6.000%, 03/15/32	989	1,167
6.000%, 09/15/33	5,933	7,030
6.000%, 09/15/37	2,098	2,496
5.500%, 06/15/38	2,150	2,441
5.000%, 06/15/33	1,365	1,561

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $51,616)		53,070

Total Investments in Securities— 98.0% (Cost $133,419,757)		$134,286,863

Percentages are based on Net Assets of $137,091,615.

(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at July 31, 2021 was $38,239,673 and represented 27.9% of Net Assets.

5

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LIMITED DURATION FUND JULY 31, 2021 (Unaudited)

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Perpetual security with no stated maturity date.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

Cl — Class

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

Lp — Limited Partnership

MTN — Medium Term Note

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

USD — U.S. Dollar

VAR— Variable Rate

The following is a list of the inputs used as of July 31, 2021, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$72,519,549	$642,856	$73,162,405
U.S. Treasury Obligations	—	35,097,812	—	35,097,812
Asset-Backed Securities	—	19,178,782	—	19,178,782
Mortgage-Backed Securities	—	6,794,794	—	6,794,794
U.S. Government Agency Mortgage-Backed Obligations	—	53,070	—	53,070

Total Investments in Securities	$—	$133,644,007	$642,856	$134,286,863

(1)A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-002-1300

6

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND JULY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 44.0%

	Face Amount	Value

COMMUNICATION SERVICES — 2.7%
AT&T
3.900%, 03/11/24	$480,000	$516,591
Comcast
4.600%, 10/15/38	400,000	503,371
2.650%, 02/01/30	240,000	255,023
Crown Castle Towers
4.241%, 07/15/28(A)	400,000	453,815
Discovery Communications
4.125%, 05/15/29	635,000	721,770
NBN MTN
2.625%, 05/05/31(A)	600,000	623,173
Verizon Communications
3.875%, 02/08/29	480,000	550,570

		3,624,313

CONSUMER DISCRETIONARY — 2.7%
7-Eleven
2.800%, 02/10/51(A)	1,160,000	1,114,425
General Motors Financial
4.000%, 10/06/26	550,000	610,205
Mars
2.375%, 07/16/40(A)	540,000	527,590
Tiffany
4.900%, 10/01/44	904,000	1,262,997

		3,515,217

CONSUMER STAPLES — 2.3%
Anheuser-Busch InBev Worldwide
4.750%, 01/23/29	300,000	360,858
Bacardi
5.150%, 05/15/38(A)	520,000	660,379
Bunge Finance
3.250%, 08/15/26	250,000	272,167
1.630%, 08/17/25	250,000	254,485
Conagra Brands
4.600%, 11/01/25	615,000	699,344
Mondelez International
1.500%, 02/04/31	535,000	514,230
Nestle Holdings
1.000%, 09/15/27(A)	210,000	206,887

		2,968,350

ENERGY — 3.4%
Boardwalk Pipelines
4.800%, 05/03/29	630,000	735,776
Chevron USA
8.000%, 04/01/27	250,000	340,511
Eastern Gas Transmission & Storage
3.000%, 11/15/29(A)	560,000	602,800
Energy Transfer Operating
2.900%, 05/15/25	565,000	595,974

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — continued
Gray Oak Pipeline
2.000%, 09/15/23(A)	$515,000	$525,595
MarkWest Energy Partners
4.875%, 06/01/25	375,000	413,956
Occidental Petroleum
3.500%, 08/15/29	475,000	473,812
Rockies Express Pipeline
3.600%, 05/15/25(A)	480,000	490,104
Western Midstream Operating
4.000%, 07/01/22	335,000	338,822

		4,517,350

FINANCIALS — 17.3%
Ally Financial
3.875%, 05/21/24	625,000	675,817
Ansett Worldwide Aviation Services Leasing
4.870%, 10/03/21(A)(B)	498,595	501,866
Ares Capital
4.250%, 03/01/25	570,000	617,764
Ares Finance II
3.250%, 06/15/30(A)	645,000	683,495
Bain Capital Specialty Finance
2.950%, 03/10/26	600,000	618,813
Bank of America
5.875%, VAR ICE LIBOR USD 3 Month+2.931%(C)	705,000	809,869
Bank of Montreal
3.803%, VAR USD Swap Semi 30/360 5 Yr Curr+1.432%, 12/15/32	680,000	756,629
BBVA USA
3.875%, 04/10/25	800,000	886,281
BlackRock TCP Capital
3.900%, 08/23/24	55,000	58,516
Brookfield Finance
4.250%, 06/02/26	495,000	560,772
Business Development Corp of America
3.250%, 03/30/26(A)	587,000	598,701
Carlyle Finance Subsidiary
3.500%, 09/19/29(A)	400,000	436,649
Charles Schwab
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+3.079%(C)	560,000	583,072
CI Financial
3.200%, 12/17/30	840,000	872,894
CIT Group
4.750%, 02/16/24	655,000	705,762

1

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND JULY 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Citigroup
3.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.417%(C)	$585,000	$598,747
Discover Bank
4.682%, VAR USD Swap Semi 30/360 5 Yr Curr+1.730%, 08/09/28	415,000	441,465
E*TRADE Financial
3.800%, 08/24/27	435,000	490,434
First Republic Bank
4.375%, 08/01/46	435,000	543,581
Goldman Sachs Group
0.836%, VAR United States Secured Overnight Financing Rate+0.790%, 12/09/26	520,000	519,681
Huntington Bancshares
5.700%, VAR ICE LIBOR USD 3 Month+2.880%(C)	600,000	624,197
JPMorgan Chase
3.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.850%(C)	660,000	666,187
Legg Mason
5.625%, 01/15/44	420,000	600,347
M&T Bank
6.450%, VAR ICE LIBOR USD 3 Month+3.610%(C)	507,000	560,235
Main Street Capital
5.200%, 05/01/24	555,000	604,483
Neuberger Berman Group
4.500%, 03/15/27(A)	370,000	427,324
Nuveen Finance
4.125%, 11/01/24(A)	400,000	442,742
Owl Rock Capital
3.750%, 07/22/25	490,000	520,843
Owl Rock Technology Finance
3.750%, 06/17/26(A)	555,000	590,867
Prospect Capital
6.375%, 01/15/24	200,000	217,361
5.875%, 03/15/23	380,000	403,927
Raymond James Financial
3.750%, 04/01/51	575,000	645,883
Santander Holdings USA
3.400%, 01/18/23	500,000	520,042
Sixth Street Specialty Lending
4.500%, 01/22/23	370,000	384,944
3.875%, 11/01/24	115,000	122,850
Stifel Financial
4.250%, 07/18/24	445,000	488,494
Synchrony Financial
4.250%, 08/15/24	600,000	655,073

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Synovus Financial
5.900%, VAR USD Swap Semi 30/360 5 Yr Curr+3.379%, 02/07/29	$605,000	$655,556
Texas Capital Bancshares
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.150%, 05/06/31	600,000	624,403
Truist Financial
5.050%, VAR ICE LIBOR USD 3 Month+3.102%(C)	590,000	605,482
Willis North America
3.600%, 05/15/24	415,000	445,708

		22,767,756

INDUSTRIALS — 3.7%
American Airlines Pass-Through Trust, Ser 2015-1
3.700%, 05/01/23	284,060	278,529
Aviation Capital Group
4.375%, 01/30/24(A)	390,000	418,887
Delta Air Lines
4.500%, 10/20/25(A)	540,000	580,500
2.900%, 10/28/24	455,000	461,155
Masco
6.500%, 08/15/32	317,000	428,097
Northern Group Housing
5.605%, 08/15/33(A)	556,464	623,907
Parker-Hannifin
4.000%, 06/14/49	425,000	517,157
Roper Technologies
2.950%, 09/15/29	420,000	455,102
Teledyne Technologies
2.250%, 04/01/28	590,000	610,167
Westinghouse Air Brake Technologies
3.200%, 06/15/25	530,000	565,377

		4,938,878

INFORMATION TECHNOLOGY — 2.7%
Infor
1.750%, 07/15/25(A)	335,000	343,945
Microsoft
2.921%, 03/17/52	450,000	484,899
NXP BV
5.550%, 12/01/28(A)	390,000	483,032
Oracle
2.875%, 03/25/31	600,000	634,840
VMware
1.800%, 08/15/28	975,000	978,062
Vontier
1.800%, 04/01/26(A)	590,000	592,163

		3,516,941

2

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND JULY 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

MATERIALS — 3.1%
Anglo American Capital
4.500%, 03/15/28(A)	$525,000	$605,304
Berry Global
1.650%, 01/15/27(A)	625,000	625,637
CF Industries
4.500%, 12/01/26(A)	520,000	602,276
International Flavors & Fragrances
3.468%, 12/01/50(A)	540,000	587,655
Silgan Holdings
1.400%, 04/01/26(A)	585,000	582,075
Vulcan Materials
4.500%, 04/01/25	400,000	445,026
WRKCo
4.650%, 03/15/26	515,000	590,189

		4,038,162

REAL ESTATE — 2.1%
Public Storage
0.875%, 02/15/26	1,150,000	1,146,500
STORE Capital
4.500%, 03/15/28	380,000	435,901
UDR
3.000%, 08/15/31	560,000	601,248
Vornado Realty
3.500%, 01/15/25	565,000	603,285

		2,786,934

UTILITIES — 4.0%
DPL
4.350%, 04/15/29	425,000	465,868
Duquesne Light Holdings
2.532%, 10/01/30(A)	540,000	543,715
Emera US Finance
4.750%, 06/15/46	410,000	497,219
IPALCO Enterprises
3.700%, 09/01/24	435,000	469,334
Jersey Central Power & Light
2.750%, 03/01/32(A)	670,000	701,194
Monongahela Power
3.550%, 05/15/27(A)	550,000	610,733
NextEra Energy Capital Holdings
1.900%, 06/15/28	1,230,000	1,255,849
NiSource
5.650%, VAR US Treas Yield
Curve Rate T Note Const Mat 5 Yr+2.843%(C)	385,000	403,287
Spire
3.543%, 02/27/24	250,000	258,348

		5,205,547

Total Corporate Obligations (Cost $54,344,676)		57,879,448

U.S. TREASURY OBLIGATIONS — 18.7%

	Face Amount	Value
U.S. Treasury Bonds
3.750%, 08/15/41	$2,500,000	$3,341,113
3.000%, 05/15/45	1,725,000	2,101,198
2.250%, 08/15/46	4,100,000	4,393,406
1.250%, 05/15/50	1,850,000	1,574,740
U.S. Treasury Notes
2.250%, 08/15/27	3,270,000	3,538,370
1.875%, 01/31/22	2,000,000	2,017,813
1.375%, 01/31/22	1,650,000	1,660,571
0.625%, 05/15/30	2,500,000	2,386,133
0.250%, 05/15/24	2,250,000	2,245,957
0.250%, 09/30/25	1,400,000	1,381,078

Total U.S. Treasury Obligations (Cost $23,722,887)		24,640,379

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 12.2%

	Face Amount	Value
FHLMC
4.500%, 12/01/48	237,976	257,928
4.000%, 02/01/47	414,086	446,553
4.000%, 11/01/47	415,059	446,598
4.000%, 11/01/48	164,932	176,256
3.500%, 11/01/44	349,203	376,617
3.500%, 04/01/46	235,177	252,869
3.500%, 07/01/47	513,406	546,933
3.500%, 12/01/48	313,960	333,736
3.000%, 02/01/45	357,176	378,270
3.000%, 08/01/45	177,299	187,380
3.000%, 02/01/48	223,770	235,148
3.000%, 04/01/50	850,043	892,517
2.500%, 02/01/30	236,264	248,673
2.000%, 08/01/50	1,351,159	1,378,751
FHLMC, Ser 2016-4563, Cl VB
3.000%, 05/15/39	500,000	510,338
FHLMC Structured Pass-Through Certificates, Ser 2003-54, Cl 4A
3.537%, 02/25/43(D)	101,538	109,962
FNMA
4.500%, 02/01/41	511,426	568,570
4.500%, 03/01/48	442,666	478,599
4.000%, 03/01/35	145,775	157,447
4.000%, 01/01/42	396,603	437,342
4.000%, 05/01/49	456,673	489,954
3.500%, 02/01/47	366,204	394,653
3.500%, 12/01/47	213,474	227,410
3.500%, 08/01/48	219,430	232,946
3.500%, 03/01/49	417,806	452,201
3.500%, 06/01/49	655,125	716,642
3.000%, 10/01/48	410,397	418,303
3.000%, 02/01/50	575,539	604,841
2.500%, 12/01/49	504,197	525,594
2.500%, 09/01/50	939,877	979,990
2.000%, 10/01/50	1,056,238	1,077,807
2.000%, 02/01/51	775,056	790,901

3

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND JULY 31, 2021 (Unaudited)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

	Face Amount	Value
GNMA
4.000%, 07/20/48	$185,536	$197,322
3.500%, 06/20/48	499,374	529,773

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $15,712,261)		16,058,824

ASSET-BACKED SECURITIES — 11.2%

	Face Amount	Value
American Homes 4 Rent Trust, Ser 2014-SFR3, Cl B
4.201%, 12/17/36 (A)	285,000	304,234
Amur Equipment Finance Receivables IX, Ser 2021-1A, Cl C
1.750%, 06/21/27 (A)	500,000	501,876
Benefit Street Partners CLO II, Ser 2021-IIA, Cl A2R2
1.576%, VAR ICE LIBOR USD 3 Month+1.450%, 07/15/29 (A)	585,000	584,706
CARS-DB4, Ser 2020-1A, Cl A6
3.810%, 02/15/50 (A)	748,594	806,297
Cerberus Loan Funding XXVII, Ser 2019-2A, Cl A2
3.500%, 01/15/32 (A)	590,000	594,578
CF Hippolyta, Ser 2020-1, Cl A1
1.690%, 07/15/60 (A)	604,199	617,731
CoreVest American Finance Trust, Ser 2018-1, Cl A
3.804%, 06/15/51 (A)	174,509	181,146
ExteNet, Ser 2019-1A, Cl A2
3.204%, 07/26/49 (A)	720,000	742,625
Ford Credit Auto Owner Trust, Ser 2021-1, Cl C
1.910%, 10/17/33 (A)	495,000	500,563
Golub Capital Partners CLO XLVII, Ser 2020-47A, Cl A2B
3.008%, 05/05/32 (A)	800,000	806,307
MONROE CAPITAL BSL CLO, Ser 2017-1A, Cl CR
2.600%, VAR ICE LIBOR USD 3 Month+2.450%, 05/22/27 (A)	590,000	589,433
New Residential Mortgage, Ser 2018-FNT2, Cl A
3.790%, 07/25/54 (A)	291,782	291,972
Progress Residential Trust, Ser 2019-SFR2, Cl C
3.545%, 05/17/36 (A)	769,000	780,964
RIN II, Ser 2019-1A, Cl A
1.778%, VAR ICE LIBOR USD 3 Month+1.650%, 09/10/30 (A)	600,000	600,200

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
SBA Tower Trust, Ser 2014-2A, Cl C
3.869%, 10/15/49 (A)	$850,000	$894,102
SCF Equipment Leasing, Ser 2019-1A, Cl C
3.920%, 11/20/26 (A)	575,000	576,697
Stack Infrastructure Issuer, Ser 2021-1A, Cl A2
1.877%, 03/26/46 (A)	655,000	663,010
Taco Bell Funding, Ser 2018-1A, Cl A2I
4.318%, 11/25/48 (A)	390,000	390,800
Tricon American Homes Trust, Ser 2020-SFR2, Cl C 2.032%,
11/17/39 (A)	800,000	808,441
Trinity Rail Leasing 2021, Ser 2021-1A, Cl A
2.260%, 07/19/51 (A)	670,000	680,405
Vantage Data Centers, Ser 2019-1A, Cl A2
3.188%, 07/15/44 (A)	647,350	670,955
Vault DI Issuer, Ser 2021-1A, Cl A2
2.804%, 07/15/46 (A)	670,000	677,145
VCP CLO II, Ser 2021-2A, Cl B1 2.376%, VAR ICE LIBOR USD 3 Month+
2.250%, 04/15/31 (A)	650,000	649,671
Willis Engine Structured Trust V, Ser 2020-A, Cl A
3.228%, 03/15/45 (A)	736,858	744,983

Total Asset-Backed Securities (Cost $14,421,642)		14,658,841

MORTGAGE-BACKED SECURITIES — 6.5%

	Face Amount	Value
Agate Bay Mortgage Trust, Ser 2014-1, Cl B1
3.843%, 07/25/44 (A)(D)	273,984	276,248
BX Commercial Mortgage Trust, Ser 2019-XL, Cl C
1.343%, VAR ICE LIBOR USD 1 Month+1.250%, 10/15/36 (A)	674,721	676,203
BX Commercial Mortgage Trust, Ser 2020-VKNG, Cl C
1.493%, VAR ICE LIBOR USD 1 Month+1.400%, 10/15/37 (A)	315,000	315,000
Citigroup Commercial Mortgage Trust, Ser 2013-GC15, Cl A3
4.095%, 09/10/46	220,166	233,883
CSMC Trust, Ser 2013-IVR3, Cl A2
3.000%, 05/25/43 (A)(D)	205,349	208,549

4

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND JULY 31, 2021 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
CSMC Trust, Ser 2015-2, Cl A18
3.500%, 02/25/45 (A)(D)	$253,139	$257,791
FHLMC STACR REMIC Trust, Ser 2020-DNA3, Cl M2
3.089%, VAR ICE LIBOR USD 1 Month+3.000%, 06/25/50 (A)	243,201	244,430
First Republic Mortgage Trust, Ser 2020-1, Cl A5
2.880%, 04/25/50 (A)(D)	571,613	572,829
FREMF Mortgage Trust, Ser 2012-K21, Cl B
3.932%, 07/25/45 (A)(D)	280,000	287,852
FREMF Mortgage Trust, Ser 2015-K720, Cl C
3.395%, 07/25/22 (A)(D)	475,000	485,773
FREMF Mortgage Trust, Ser 2016-K723, Cl C
3.576%, 11/25/23 (A)(D)	470,000	490,440
FREMF Mortgage Trust, Ser 2017-K65, Cl C
4.073%, 07/25/50 (A)(D)	725,000	790,024
FREMF Mortgage Trust, Ser 2017-K66, Cl C
4.035%, 07/25/27 (A)(D)	175,000	191,028
FREMF Mortgage Trust, Ser 2017-K725, Cl C
3.883%, 02/25/50 (A)(D)	280,000	296,041
GMAC Commercial Mortgage Asset, Ser 2010-FTLS, Cl A
6.363%, 02/10/47 (A)(B)	235,260	310,167
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/48	399,768	422,618
JPMorgan Mortgage Trust, Ser 2014-IVR6, Cl AM
2.393%, 07/25/44 (A)(D)	63,626	66,056
JPMorgan Mortgage Trust, Ser 2016-2, Cl A1
2.456%, 06/25/46 (A)(D)	128,564	129,121
JPMorgan Mortgage Trust, Ser 2016-5, Cl B3
2.488%, 12/25/46 (A)(D)	403,059	403,865
Merit, Ser 2020-HILL, Cl C
1.794%, VAR ICE LIBOR USD 1 Month+1.700%, 08/15/37 (A)	795,000	798,739
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MV
3.500%, 03/25/58	719,296	800,633
Sequoia Mortgage Trust, Ser 2015- 1, Cl A1
3.500%, 01/25/45 (A)(D)	49,752	50,733

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Sequoia Mortgage Trust, Ser 2015-2, Cl A1
3.500%, 05/25/45 (A)(D)	$78,133	$79,665
Sequoia Mortgage Trust, Ser 2015-4, Cl A1
3.000%, 11/25/30 (A)(D)	111,312	113,903
Sequoia Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 02/25/48 (A)(D)	1	1

Total Mortgage-Backed Securities (Cost $8,242,294)		8,501,592

MUNICIPAL BONDS — 3.8%

	Face Amount	Value
California State, City of Riverside, Ser A, RB
3.857%, 06/01/45	780,000	857,255
Camp Pendleton & Quantico Housing, RB
6.165%, 10/01/50 (A)	400,000	528,386
Denver City & County, Housing Authority, Ser 2021-B, RB
3.104%, 02/01/39	300,000	311,804
Grand Parkway Transportation, Ser B, RB
3.216%, 10/01/49	640,000	660,911
Hawaii State, Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	144,082	155,622
Massachusetts State, Housing Finance Agency, Ser B, RB
3.350%, 12/01/40	435,000	444,645
New York City, Housing Development, Ser D, RB
3.083%, 11/01/46	900,000	913,770
Rhode Island State, Housing and Mortgage Finance, Ser 1-T, RB
2.993%, 10/01/38	540,000	563,282
Virginia State, Housing Development Authority, Ser C, RB
2.829%, 04/01/41	500,000	510,314

Total Municipal Bonds (Cost $4,727,079)		4,945,989

PREFERRED STOCK — 0.4%

	Shares	Value

FINANCIALS — 0.4%
Signature Bank NY, 5.000%(C)	22,200	584,082

Total Preferred Stock (Cost $555,000)		584,082

Total Investments in Securities— 96.8% (Cost $121,725,839)		$127,269,155

5

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS CORE BOND FUND JULY 31, 2021 (Unaudited)

Percentages are based on Net Assets of $131,414,434.

(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at July 31, 2021 was $39,019,120 and represented 29.7% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Perpetual security with no stated maturity date.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Cl — Class

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

USD — U.S. Dollar

VAR— Variable Rate

The following is a list of the inputs used as of July 31, 2021, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$57,377,582	$501,866	$57,879,448
U.S. Treasury Obligations	—	24,640,379	—	24,640,379
U.S. Government Agency Mortgage-Backed Obligations	—	16,058,824	—	16,058,824
Asset-Backed Securities	—	14,658,841	—	14,658,841
Mortgage-Backed Securities	—	8,191,425	310,167	8,501,592
Municipal Bonds	—	4,945,989	—	4,945,989
Preferred Stock	—	584,082	—	584,082

Total Investments in Securities	$—	$126,457,122	$812,033	$127,269,155

(1)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-001-1300

6

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LONG/SHORT EQUITY FUND JULY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 68.3%

	Shares	Value

COMMUNICATION SERVICES — 4.8%
Altice USA, Cl A *(A)	7,442	$228,693
Discovery, Cl A *	5,632	163,384
DISH Network, Cl A *	1,391	58,269
Electronic Arts	699	100,628
Fox	7,459	265,988
Interpublic Group of Companies	11,851	419,051
Omnicom Group	2,525	183,871

		1,419,884

CONSUMER DISCRETIONARY — 6.1%
Best Buy	3,333	374,463
eBay	3,191	217,658
Ford Motor *	7,557	105,420
Lowe’s	1,049	202,132
Mohawk Industries *	288	56,131
PulteGroup	906	49,712
Target	566	147,754
Tractor Supply	263	47,585
Whirlpool	1,883	417,160
Williams-Sonoma	1,005	152,459

		1,770,474

CONSUMER STAPLES — 5.6%
Altria Group (A)	4,729	227,181
Campbell Soup	5,006	218,862
Clorox	1,303	235,700
Hershey	1,301	232,723
Philip Morris International	2,260	226,203
Sysco	6,233	462,489

		1,603,158

ENERGY — 0.1%
HollyFrontier	1,314	38,632

FINANCIALS — 12.3%
Allstate	905	117,695
Ameriprise Financial (A)	1,903	490,137
Bank of America	8,508	326,367
Berkshire Hathaway, Cl B *	2,390	665,113
Discover Financial Services	2,399	298,244
Goldman Sachs Group	354	132,708
JPMorgan Chase (A)	3,039	461,259
M&T Bank (A)	1,786	239,056
Morgan Stanley	3,732	358,197
Synchrony Financial (A)	10,400	489,008

		3,577,784

HEALTH CARE — 6.9%
Amgen	1,975	477,042
AstraZeneca PLC ADR	2,502	143,239
Bristol-Myers Squibb	769	52,192
DaVita*(A)	4,142	498,075
Gilead Sciences	1,737	118,620
Humana	581	247,425

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
Molina Healthcare *(A)	1,847	$504,249

		2,040,842

INDUSTRIALS — 6.4%
AGCO	871	115,068
Carrier Global (A)	2,811	155,308
CNH Industrial (A)	28,763	484,369
Cummins	663	153,882
Deere	1,377	497,909
Masco	1,363	81,385
Owens Corning	1,169	112,411
United Rentals *	830	273,526

		1,873,858

INFORMATION TECHNOLOGY — 24.3%
Akamai Technologies *(A)	4,435	531,845
Apple	6,134	894,705
Broadcom	320	155,328
Cisco Systems (A)	9,181	508,352
Dell Technologies, Cl C *(A)	5,009	483,970
GoDaddy, Cl A *	1,644	137,849
Intel	8,954	481,009
KLA	1,048	364,872
Maxim Integrated Products (A)	3,074	307,123
Micron Technology	1,291	100,156
Microsoft	3,062	872,394
NetApp (A)	6,582	523,861
Oracle (A)	6,361	554,298
QUALCOMM	304	45,539
Seagate Technology Holdings (A)	5,157	453,300
Teradyne	1,707	216,789
Xilinx	3,022	452,816

		7,084,206

MATERIALS — 1.8%
Celanese, Cl A	935	145,645
LyondellBasell Industries, Cl A (A)	3,169	314,777
Nucor	556	57,835

		518,257

Total Common Stock (Cost $16,602,158)		19,927,095

Total Investments in Securities— 68.3% (Cost $16,602,158)		$19,927,095

SECURITIES SOLD SHORT
COMMON STOCK — (26.4)%

	Shares	Value

COMMUNICATION SERVICES — (3.2)%
Liberty Broadband, Cl C *	(1,227)	$(217,780)
Roku, Cl A *	(337)	(144,340)
Spotify Technology *	(1,449)	(331,343)
Warner Music Group, Cl A	(5,859)	(221,412)

		(914,875)

1

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LONG/SHORT EQUITY FUND JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY — (4.3)%
Bright Horizons Family Solutions *	(630)	$(94,185)
Carvana, Cl A *	(1,500)	(506,340)
DraftKings, Cl A *	(1,982)	(96,127)
Las Vegas Sands *	(2,602)	(110,195)
Lululemon Athletica*	(952)	(380,962)
Tesla*	(113)	(77,654)

		(1,265,463)

CONSUMER STAPLES — (0.2)%
Beyond Meat *	(475)	(58,282)

ENERGY — (0.0)%
ConocoPhillips	—	(13)

HEALTH CARE — (5.3)%
Alcon	(1,053)	(76,658)
Catalent*	(1,079)	(129,275)
Elanco Animal Health *	(7,725)	(281,731)
Oak Street Health *	(6,224)	(392,361)
Penumbra*	(1,035)	(275,548)
Teladoc Health *	(2,667)	(395,916)

		(1,551,489)

INDUSTRIALS — (2.0)%
Axon Enterprise *	(488)	(90,778)
Clarivate PLC *	(13,226)	(301,553)
Lyft, Cl A *	(1,975)	(109,257)
Uber Technologies *	(2,267)	(98,524)

		(600,112)

INFORMATION TECHNOLOGY — (8.8)%
Appian, Cl A *	(192)	(22,355)
Black Knight *	(3,129)	(259,112)
Coupa Software *	(1,065)	(231,105)
DocuSign, Cl A *	(1,524)	(454,213)
Fastly, Cl A *	(2,538)	(122,002)
RingCentral, Cl A *	(1,561)	(417,208)
salesforce.com*	(345)	(83,466)
Snowflake, Cl A *	(1,124)	(298,669)
Splunk*	(1,208)	(171,512)
Twilio, Cl A *	(677)	(252,920)
Wix.com*	(312)	(93,176)
Zoom Video Communications, Cl A *	(350)	(132,335)

		(2,538,073)

UTILITIES — (2.6)%
Alliant Energy	(4,684)	(274,155)
Avangrid	(3,997)	(208,404)
Essential Utilities	(5,870)	(288,334)

		(770,893)

Total Common Stock (Proceeds $7,370,830)		(7,699,200)

EXCHANGE TRADED FUNDS — (17.4)%

	Shares	Value
ARK Innovation ETF	(5,948)	(713,760)

EXCHANGE TRADED FUNDS — continued

	Shares	Value
iShares Russell 1000 ETF	(4,804)	$(1,187,308)
iShares Russell 1000 Value ETF	(3,551)	(568,053)
iShares Russell 2000 ETF	(2,456)	(542,899)
iShares Semiconductor ETF	(1,981)	(905,139)
Vanguard S&P 500 ETF	(2,872)	(1,157,847)

Total Exchange Traded Funds (Proceeds $4,825,865)		(5,075,006)

Total Securities Sold Short— (43.8)% (Proceeds $12,196,695)		$(12,774,206)

PURCHASED OPTIONS(B)* — 0.7%

	Contracts	Value
Total Purchased Options (Cost $198,251)	318	$213,310

2

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LONG/SHORT EQUITY FUND JULY 31, 2021 (Unaudited)

A list of the open exchange traded options contracts held by the Fund at July 31, 2021 is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.7%
Put Options
iShares Russell 1000 Value ETF*	133	$2,127,601	$145.00	01/22/22	$49,210
iShares Russell 2000 ETF*	76	1,257,344	200.00	01/22/22	55,100

		3,384,945			104,310

Call Options
Energy Select Sector SPDR Fund*	109	538,351	40.00	01/22/22	109,000

TOTAL PURCHASED OPTIONS (Cost $198,251)		$3,923,296			$213,310

Percentages are based on Net Assets of $29,168,340.

*	Non-income producing security.
(A)	This security or a partial position of this security has been committed as collateral for securities sold short.
(B)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt

Cl — Class

ETF— Exchange Traded Fund

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of the inputs used as of July 31, 2021, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$19,927,095	$—	$—	$19,927,095

Total Investments in Securities	$19,927,095	$—	$—	$19,927,095

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(7,699,200)	$—	$—	$(7,699,200)
Exchange Traded Funds	(5,075,006)	—	—	(5,075,006)

Total Securities Sold Short	$(12,774,206)	$—	$—	$(12,774,206)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$213,310	$–	$–	$213,310

Total Other Financial Instruments	$213,310	$–	$–	$213,310

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-007-0400

3

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LARGE CAP VALUE FUND JULY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.8%

	Shares	Value

COMMUNICATION SERVICES — 6.1%
Alphabet, Cl A *	1,302	$3,508,278
Electronic Arts	11,567	1,665,185
Facebook, Cl A *	5,498	1,958,937

		7,132,400

CONSUMER DISCRETIONARY — 8.2%
Garmin	14,039	2,206,931
General Motors *	40,745	2,315,946
Lennar, Cl A	18,766	1,973,245
Target	11,843	3,091,615

		9,587,737

CONSUMER STAPLES — 5.9%
Colgate-Palmolive	17,123	1,361,279
Flowers Foods	27,594	650,115
General Mills	16,560	974,721
PepsiCo	11,069	1,737,280
Procter & Gamble	15,010	2,134,872

		6,858,267

ENERGY — 5.7%
Canadian Natural Resources	54,928	1,813,723
ConocoPhillips	37,321	2,092,215
Exxon Mobil	15,138	871,495
Pioneer Natural Resources	8,318	1,209,188
Valero Energy	10,575	708,208

		6,694,829

FINANCIALS — 22.1%
Allstate	15,161	1,971,688
Ameriprise Financial	8,000	2,060,480
Berkshire Hathaway, Cl B *	13,376	3,722,407
Carlyle Group	27,211	1,373,339
Citigroup	31,856	2,154,103
Citizens Financial Group	36,579	1,542,171
Fifth Third Bancorp	44,303	1,607,756
First Horizon National	97,731	1,509,944
Hartford Financial Services Group	32,572	2,072,231
JPMorgan Chase	14,050	2,132,509
LPL Financial Holdings	13,774	1,942,685
Prudential Financial	17,205	1,725,317
Signature Bank NY	7,520	1,706,814

		25,521,444

HEALTH CARE — 15.8%
Abbott Laboratories	19,632	2,375,079
Amedisys *	6,984	1,820,170
Bristol-Myers Squibb	34,275	2,326,244
DaVita *	14,392	1,730,638
DENTSPLY SIRONA	28,635	1,891,055
Exact Sciences *	9,246	997,089
Hill-Rom Holdings	16,052	2,222,560
Quest Diagnostics	14,848	2,105,446
Regeneron Pharmaceuticals *	2,141	1,230,240

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
Select Medical Holdings	50,159	$1,978,773

		18,677,294

INDUSTRIALS — 11.8%
AECOM *	32,122	2,022,401
CSX	58,437	1,888,684
Cummins	7,119	1,652,320
ManpowerGroup	16,533	1,960,483
Oshkosh	16,622	1,987,160
Quanta Services	24,573	2,233,686
United Rentals *	6,313	2,080,449

		13,825,183

INFORMATION TECHNOLOGY — 8.2%
Accenture PLC, Cl A	6,803	2,161,177
Fiserv *	14,621	1,683,023
Intel	23,990	1,288,743
Lam Research	2,793	1,780,286
Microsoft	6,288	1,791,514
Visa, Cl A	4,500	1,108,755

		9,813,498

MATERIALS — 4.9%
Mosaic	48,305	1,508,565
Sealed Air	35,785	2,030,799
Steel Dynamics	34,567	2,227,843

		5,767,207

REAL ESTATE — 3.7%
Alexandria Real Estate Equities ‡	5,373	1,081,800
American Tower ‡	4,549	1,286,457
Lamar Advertising, Cl A ‡	18,827	2,006,958

		4,375,215

UTILITIES — 5.4%
Entergy	14,895	1,532,993
Exelon	23,149	1,083,373
FirstEnergy	31,965	1,224,899
Fortis	30,777	1,395,429
Vistra Energy	64,073	1,226,998

		6,463,692

Total Common Stock (Cost $87,091,968)		114,716,766

Total Investments in Securities— 97.8% (Cost $87,091,968)		$114,716,766

Percentages are based on Net Assets of $117,317,929.

*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

PLC — Public Limited Company

As of July 31, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

1

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LARGE CAP VALUE FUND JULY 31, 2021 (Unaudited)

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-004-1300

2

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS LARGE CAP GROWTH FUND JULY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.8%#

	Shares	Value

COMMUNICATION SERVICES — 14.7%
Alphabet, Cl A *	3,040	$8,191,371
Facebook, Cl A *	15,902	5,665,883
Match Group *	9,093	1,448,242
Netflix *	734	379,896
Pinterest, Cl A *	21,516	1,267,292
ROBLOX, Cl A *	7,638	587,973
Roku, Cl A *	1,354	579,932

		18,120,589

CONSUMER DISCRETIONARY — 17.2%
Darden Restaurants	10,355	1,510,587
Deckers Outdoor *	3,864	1,587,524
eBay	25,319	1,727,009
Lithia Motors, Cl A	5,434	2,049,814
Lowe’s	10,417	2,007,252
Marriott International, Cl A *	14,191	2,071,602
MercadoLibre *	1,166	1,829,104
NIKE, Cl B	10,352	1,734,064
Pool	2,969	1,418,648
RH *	1,656	1,099,717
Target	8,620	2,250,251
Tesla *	3,124	2,146,813

		21,432,385

CONSUMER STAPLES — 2.6%
BJ’s Wholesale Club Holdings *	26,449	1,339,377
Monster Beverage *	19,579	1,846,691

		3,186,068

FINANCIALS — 3.6%
American Express	9,390	1,601,277
LPL Financial Holdings	8,048	1,135,090
Signature Bank NY	5,909	1,341,166
SoFi Technologies *	28,480	439,731

		4,517,264

HEALTH CARE — 8.4%
Abbott Laboratories	13,659	1,652,466
Amedisys *	3,889	1,013,551
Exact Sciences *	7,927	854,848
Natera *	9,537	1,092,177
Oak Street Health *	19,679	1,240,564
Regeneron Pharmaceuticals *	2,103	1,208,405
Syneos Health, Cl A *	17,946	1,609,218
Zoetis, Cl A	8,777	1,779,098

		10,450,327

INDUSTRIALS — 5.3%
Caterpillar	9,691	2,003,614
FedEx	6,854	1,918,777
Howmet Aerospace	43,125	1,415,363
Stanley Black & Decker	7,095	1,398,070

		6,735,824

INFORMATION TECHNOLOGY — 43.1%
Accenture PLC, Cl A	7,629	2,423,581

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Adobe *	6,305	$3,919,377
Apple	77,130	11,250,182
Broadcom	4,570	2,218,278
Dynatrace *	22,094	1,411,144
Euronet Worldwide *	7,783	1,111,568
Mastercard, Cl A	7,787	3,005,315
Microchip Technology	11,075	1,585,054
Microsoft	39,022	11,117,758
NVIDIA	9,672	1,885,943
ON Semiconductor *	40,972	1,600,366
Oracle	21,686	1,889,718
PayPal Holdings *	12,192	3,359,262
QUALCOMM	13,359	2,001,178
salesforce.com *	7,765	1,878,586
ServiceNow *	3,328	1,956,498
Zendesk *	8,397	1,096,060

		53,709,868

MATERIALS — 1.0%
Chemours	36,341	1,208,338

REAL ESTATE — 1.9%
American Tower ‡	8,494	2,402,103

Total Common Stock (Cost $89,537,592)		121,762,766

Total Investments in Securities— 97.8% (Cost $89,537,592)		$121,762,766

Percentages are based on Net Assets of $124,560,835.

*	Non-income producing security.
‡	Real Estate Investment Trust.
#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

PLC — Public Limited Company

As of July 31, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-003-1300

1

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS SMALL CAP FUND JULY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.0%

	Shares	Value

COMMUNICATION SERVICES — 1.8%
Cars.com *	65,891	$795,963
Magnite *	13,907	421,382
TechTarget *	11,890	868,921

		2,086,266

CONSUMER DISCRETIONARY — 10.9%
Adient PLC *	17,275	727,796
Bally’s *	17,576	865,618
Bloomin’ Brands *	38,014	955,292
Boot Barn Holdings *	11,715	1,012,410
Boyd Gaming *	18,478	1,053,246
Brinker International *	11,596	630,127
Dana	41,512	1,002,930
Deckers Outdoor *	1,690	694,336
Hibbett	11,535	1,022,693
KB Home	34,055	1,445,294
OneWater Marine, Cl A *	14,588	685,344
Revolve Group, Cl A *	13,848	963,959
Ruth’s Hospitality Group *	38,778	774,397
YETI Holdings *	7,898	760,814
Zumiez *	16,838	734,979

		13,329,235

CONSUMER STAPLES — 2.7%
BJ’s Wholesale Club Holdings *	26,823	1,358,317
Darling Ingredients *	15,111	1,043,717
MGP Ingredients	13,966	833,072

		3,235,106

ENERGY — 3.3%
Bonanza Creek Energy	29,114	1,120,016
National Energy Services Reunited *	58,871	759,436
PDC Energy	45,661	1,805,892
Solaris Oilfield Infrastructure, Cl A	42,253	367,601

		4,052,945

FINANCIALS — 16.9%
Cohen & Steers	9,266	771,024
ConnectOne Bancorp	44,997	1,183,421
Customers Bancorp *	24,878	901,081
Essent Group	17,146	774,485
First Internet Bancorp	14,927	451,989
Flagstar Bancorp	21,156	968,099
Focus Financial Partners, Cl A *	18,829	966,493
Hilltop Holdings	32,845	1,040,530
Home BancShares	44,442	941,282
Investors Bancorp	146,311	2,022,018
Merchants Bancorp	8,573	314,115
Meridian Bancorp	35,652	681,310
Metropolitan Bank Holding *	11,778	836,591
OFG Bancorp	39,117	903,603
Old Second Bancorp	77,814	901,086
PacWest Bancorp	18,996	756,421

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
PJT Partners	8,049	$629,190
PROG Holdings *	14,309	626,305
QCR Holdings	21,341	1,047,630
SiriusPoint *	62,547	612,961
Stewart Information Services	12,028	709,772
Stifel Financial	19,244	1,280,496
Wintrust Financial	8,605	614,397

		19,934,299

HEALTH CARE — 17.9%
Accolade *	21,198	992,278
Accuray *	134,940	553,254
Apellis Pharmaceuticals *	8,973	574,182
Axsome Therapeutics *	8,956	435,172
Castle Biosciences *	8,881	620,338
CONMED	8,230	1,135,246
Dicerna Pharmaceuticals *	14,927	559,912
Editas Medicine, Cl A *	18,096	757,498
Ensign Group	12,256	1,042,618
Fate Therapeutics *	10,007	828,580
Heron Therapeutics *	32,714	404,345
Inmode *	14,110	1,603,884
Inovalon Holdings, Cl A *	32,033	1,213,410
Insmed *	24,783	609,662
Integer Holdings *	9,530	932,892
Invitae *	22,090	618,299
Kala Pharmaceuticals *	95,548	329,641
LHC Group *	5,950	1,280,321
Natera *	11,202	1,282,853
NuVasive *	28,161	1,800,896
PTC Therapeutics *	9,594	367,738
Surface Oncology *	45,525	273,605
TG Therapeutics *	15,424	539,686
Trillium Therapeutics *	31,704	207,027
Varex Imaging *	33,175	905,677
Vericel *	24,855	1,315,824

		21,184,838

INDUSTRIALS — 15.3%
Altra Industrial Motion	29,510	1,849,687
ASGN *	20,221	2,044,950
Atkore *	9,503	713,770
Comfort Systems USA	10,135	757,591
CSW Industrials	6,394	756,346
Great Lakes Dredge & Dock *	49,192	757,557
H&E Equipment Services	29,361	999,155
Herc Holdings *	7,625	945,805
Herman Miller	22,391	966,172
Maxar Technologies	15,667	568,242
McGrath RentCorp	8,296	650,572
MYR Group *	12,921	1,235,635
Raven Industries *	13,837	806,005
Schneider National, Cl B	37,955	851,710
Shyft Group	26,128	1,030,488

1

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS SMALL CAP FUND JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
Stantec	18,888	$878,103
Sterling Construction *	32,446	712,514
Triton International	18,722	988,334
WESCO International *	8,921	949,640

		18,462,276

INFORMATION TECHNOLOGY — 14.5%
Corsair Gaming *	24,072	702,662
FormFactor *	23,477	874,753
Ichor Holdings *	36,922	1,904,067
Itron *	7,616	751,090
LivePerson *	18,326	1,167,183
MACOM Technology Solutions Holdings *	14,418	889,879
Perficient *	15,297	1,442,354
Plantronics *	21,404	667,591
Rapid7 *	9,424	1,071,980
Repay Holdings, Cl A *	39,701	988,952
Sapiens International	26,793	675,451
Silicon Laboratories *	7,638	1,137,986
Sprout Social, Cl A *	11,546	1,025,747
SPS Commerce *	10,066	1,096,691
Viavi Solutions *	44,912	749,581
Workiva, Cl A *	11,020	1,430,065
Xperi Holding	34,603	718,704

		17,294,736

MATERIALS — 4.5%
Allegheny Technologies *	44,936	922,536
Greif, Cl A	15,605	945,975
Summit Materials, Cl A *	62,199	2,089,886
Tronox Holdings PLC	72,344	1,333,300

		5,291,697

REAL ESTATE — 7.6%
Armada Hoffler Properties ‡	57,581	748,553
Corporate Office Properties Trust ‡	29,917	880,756
Gladstone Land ‡	28,835	672,432
Independence Realty Trust ‡	43,935	847,067
National Storage Affiliates Trust ‡	41,039	2,223,083
New Senior Investment Group ‡	117,721	1,085,388
QTS Realty Trust, Cl A ‡	9,246	718,507
STAG Industrial ‡	23,624	976,144
UMH Properties ‡	38,583	898,212

		9,050,142

UTILITIES — 1.6%
Clearway Energy, Cl C	44,219	1,268,201
Southwest Gas Holdings	8,944	625,454

		1,893,655

Total Common Stock (Cost $86,640,630)		115,815,195

Total Investments in Securities— 97.0% (Cost $86,640,630)		$115,815,195

Percentages are based on Net Assets of $119,342,185.

*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

PLC — Public Limited Company

As of July 31, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-005-1300

2

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.3%#

	Shares	Value

COMMUNICATION SERVICES — 12.0%
Activision Blizzard	554	$46,325
Alphabet, Cl A *	222	598,186
Alphabet, Cl C *	213	576,041
Altice USA, Cl A *	178	5,470
AMC Entertainment Holdings, Cl A *	310	11,476
AMC Networks, Cl A *	20	1,001
Angi, Cl A *	50	576
Anterix *	11	642
AT&T	5,384	151,021
ATN International	7	301
Bandwidth, Cl A *	14	1,815
Boston Omaha, Cl A *	18	589
Cable One	3	5,664
Cardlytics *	21	2,645
Cargurus, Cl A *	58	1,659
Cars.com *	47	568
Charter Communications, Cl A *	96	71,429
Cincinnati Bell *	35	537
Cinemark Holdings *	75	1,165
Clear Channel Outdoor Holdings, Cl A *	343	912
Cogent Communications Holdings	30	2,328
Comcast, Cl A	3,386	199,198
comScore *	47	188
Consolidated Communications Holdings *	50	385
Daily Journal *	1	333
Discovery, Cl A *	116	3,365
DISH Network, Cl A *	183	7,666
Electronic Arts	207	29,800
Entercom Communications, Cl A *	87	311
Eventbrite, Cl A *	50	889
EverQuote, Cl A *	12	362
EW Scripps, Cl A	40	763
Facebook, Cl A *	1,768	629,938
Fox	243	8,665
Gannett *	95	548
Globalstar *	463	639
Gogo *	46	477
Gray Television	55	1,219
IAC *	55	7,551
IDT, Cl B *	15	747
iHeartMedia *	71	1,835
Interpublic Group of Companies	290	10,254
Iridium Communications *	87	3,674
John Wiley & Sons, Cl A	30	1,763
Liberty Broadband, Cl C *	116	20,589
Liberty TripAdvisor Holdings, Cl A *	48	201
Live Nation Entertainment *	109	8,599

COMMON STOCK — continued

	Shares	Value

COMMUNICATION SERVICES— continued
Loral Space & Communications	14	$495
Lumen Technologies	829	10,338
Madison Square Garden Entertainment *	16	1,119
Madison Square Garden Sports *	10	1,627
Magnite *	75	2,272
Marcus *	14	225
Match Group *	189	30,102
MediaAlpha, Cl A *	14	468
Meredith *	28	1,222
National CineMedia	55	191
Netflix *	323	167,175
New York Times, Cl A	122	5,341
News	288	7,093
Nexstar Media Group, Cl A	30	4,412
NII Holdings *(A)	46	100
Omnicom Group	159	11,578
Ooma *	14	260
ORBCOMM *	53	598
Pinterest, Cl A *	397	23,383
QuinStreet *	34	624
Roku, Cl A *	81	34,693
Scholastic	17	571
Shenandoah Telecommunications	34	1,795
Sinclair Broadcast Group, Cl A	33	934
Sirius XM Holdings	711	4,600
Snap, Cl A *	711	52,913
Take-Two Interactive Software *	77	13,353
TechTarget *	18	1,315
TEGNA	163	2,888
Telephone and Data Systems	75	1,676
T-Mobile US *	435	62,649
TripAdvisor *	67	2,543
TrueCar *	60	316
Twitter *	576	40,176
United States Cellular *	9	327
Verizon Communications	3,103	173,085
Vimeo *	95	4,256
Vonage Holdings *	173	2,467
Walt Disney	1,343	236,395
Warner Music Group, Cl A	64	2,419
WideOpenWest *	37	823
World Wrestling Entertainment, Cl A	32	1,580
Yelp, Cl A *	50	1,870
Zillow Group, Cl C *	120	12,751
Zynga, Cl A *	751	7,585

		3,352,912

CONSUMER DISCRETIONARY — 9.2%
1-800-Flowers.com, Cl A *	20	610
Aaron’s	24	693
Abercrombie & Fitch, Cl A *	43	1,626

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
Academy Sports & Outdoors *	23	$852
Accel Entertainment, Cl A *	42	465
Acushnet Holdings	24	1,230
Adient *	65	2,738
Adtalem Global Education *	35	1,272
Advance Auto Parts	46	9,755
American Axle & Manufacturing Holdings *	77	746
American Eagle Outfitters	112	3,861
American Public Education *	12	355
America’s Car-Mart *	4	636
Aramark	188	6,604
Asbury Automotive Group *	12	2,466
AutoNation *	37	4,489
AutoZone *	14	22,730
Bally’s *	28	1,379
Barnes & Noble Education *	20	167
Bassett Furniture Industries	6	137
Beazer Homes USA *	21	383
Bed Bath & Beyond *	73	2,083
Best Buy	167	18,762
Big 5 Sporting Goods	14	307
Big Lots	23	1,325
BJ’s Restaurants *	15	609
Bloomin’ Brands *	57	1,432
Bluegreen Vacations Holding, Cl A *	7	121
Booking Holdings *	29	63,170
Boot Barn Holdings *	19	1,642
BorgWarner	177	8,669
Boyd Gaming *	57	3,249
Bright Horizons Family Solutions *	42	6,279
Brinker International *	32	1,739
Brunswick	55	5,742
Buckle	21	884
Burlington Stores *	47	15,736
Caesars Entertainment *	146	12,755
Caleres	26	643
Callaway Golf	86	2,724
Camping World Holdings, Cl A	29	1,141
Capri Holdings *	109	6,138
CarMax *	121	16,208
Carnival *	621	13,445
CarParts.com *	25	440
Carriage Services, Cl A	10	372
Carter’s	30	2,932
Carvana, Cl A *	53	17,891
Cato, Cl A	14	231
Cavco Industries *	6	1,410
Century Casinos *	19	213
Century Communities	21	1,458
Cheesecake Factory *	30	1,358

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
Chegg *	102	$9,040
Chewy, Cl A *	55	4,604
Chico’s FAS *	77	476
Children’s Place *	9	759
Chipotle Mexican Grill, Cl A *	20	37,269
Choice Hotels International	25	2,998
Churchill Downs	24	4,459
Chuy’s Holdings *	13	429
Citi Trends *	6	479
Clarus	16	456
Columbia Sportswear	23	2,291
Container Store Group *	22	231
Cooper-Standard Holdings *	11	287
Core-Mark Holding	31	1,334
Cracker Barrel Old Country Store	15	2,043
Crocs *	44	5,976
Dana	107	2,585
Darden Restaurants	97	14,150
Dave & Buster’s Entertainment *	33	1,098
Deckers Outdoor *	20	8,217
Del Taco Restaurants	23	196
Denny’s *	44	619
Designer Brands, Cl A *	43	627
Dick’s Sporting Goods	44	4,582
Dillard’s, Cl A	8	1,466
Dine Brands Global *	10	775
Dollar General	177	41,177
Dollar Tree *	171	17,064
Domino’s Pizza	27	14,188
Dorman Products *	19	1,922
DR Horton	243	23,189
DraftKings, Cl A *	212	10,282
Drive Shack *	58	146
eBay	487	33,218
El Pollo Loco Holdings *	14	261
Ethan Allen Interiors	16	380
Etsy *	94	17,250
Everi Holdings *	60	1,361
Expedia Group *	104	16,730
Fiesta Restaurant Group *	18	241
Five Below *	38	7,388
Flexsteel Industries	4	138
Floor & Decor Holdings, Cl A *	71	8,663
Foot Locker	63	3,595
Ford Motor *	2,900	40,455
Fossil Group *	31	391
Fox Factory Holding *	29	4,685
Franchise Group	18	611
Frontdoor *	60	2,936
Funko, Cl A *	13	243
GameStop, Cl A *	40	6,445
Gap	148	4,317

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
Garmin	110	$17,292
General Motors *	1,016	57,749
Genesco *	9	517
Gentex	180	6,125
Gentherm *	23	1,907
Genuine Parts	105	13,327
G-III Apparel Group *	30	896
Golden Entertainment *	12	546
Goodyear Tire & Rubber *	206	3,236
GoPro, Cl A *	91	932
Graham Holdings, Cl B	3	1,994
Grand Canyon Education *	33	3,048
Green Brick Partners *	34	852
Group 1 Automotive	11	1,911
Groupon, Cl A *	16	582
GrowGeneration *	35	1,423
Guess?	27	603
H&R Block	135	3,314
Hanesbrands	257	4,693
Harley-Davidson	113	4,477
Hasbro	90	8,950
Haverty Furniture	10	360
Helen of Troy *	16	3,574
Hibbett Sports	10	887
Hilton Grand Vacations *	63	2,562
Hilton Worldwide Holdings *	202	26,553
Home Depot	801	262,880
Hooker Furniture	7	232
Houghton Mifflin Harcourt *	88	996
Hyatt Hotels, Cl A *	26	2,077
Installed Building Products	17	2,040
International Game Technology	70	1,312
iRobot *	20	1,750
Jack in the Box	16	1,742
Johnson Outdoors, Cl A	5	592
Just Eat Takeaway.com ADR *	221	3,892
KB Home	63	2,674
Kirkland’s *	8	156
Kohl’s	116	5,893
Kontoor Brands	37	2,049
L Brands	176	14,092
Lakeland Industries *	5	135
Lands’ End *	9	345
Las Vegas Sands *	243	10,291
Laureate Education, Cl A *	62	918
La-Z-Boy, Cl Z	32	1,075
LCI Industries	16	2,333
Lear	42	7,349
Leggett & Platt	98	4,707
Lennar, Cl A	201	21,135
Leslie’s *	74	1,802
Levi Strauss, Cl A	53	1,459

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
LGI Homes *	16	$2,734
Lindblad Expeditions Holdings *	21	287
Liquidity Services *	17	337
Lithia Motors, Cl A	17	6,413
LKQ *	223	11,317
Lovesac *	8	486
Lowe’s	534	102,896
Lumber Liquidators Holdings *	20	382
M/I Homes *	20	1,294
Macy’s	229	3,893
Malibu Boats, Cl A *	13	1,088
MarineMax *	14	753
Marriott International, Cl A *	205	29,926
Marriott Vacations Worldwide *	28	4,126
MasterCraft Boat Holdings *	12	320
Mattel *	258	5,604
MDC Holdings	40	2,133
Meritage Homes *	26	2,823
MGM Resorts International	298	11,184
Modine Manufacturing *	35	586
Mohawk Industries *	40	7,796
Monarch Casino & Resort *	8	511
Monro	23	1,334
Motorcar Parts of America *	12	267
Movado Group	10	301
Murphy USA	18	2,655
National Vision Holdings *	57	3,077
Nautilus *	21	303
NIKE, Cl B	916	153,439
Noodles, Cl A *	25	298
Nordstrom *	77	2,549
Norwegian Cruise Line Holdings *	273	6,560
NVR *	2	10,445
Office Depot *	37	1,751
Ollie’s Bargain Outlet Holdings *	40	3,724
OneWater Marine, Cl A	5	235
O’Reilly Automotive *	49	29,588
Overstock.com *	30	2,089
Oxford Industries	11	956
Papa John’s International	22	2,511
Party City Holdco *	71	606
Patrick Industries	16	1,322
Peloton Interactive, Cl A *	187	22,075
Penn National Gaming *	109	7,453
Penske Automotive Group	22	1,949
Perdoceo Education *	48	569
PetMed Express	13	408
Planet Fitness, Cl A *	58	4,363
Playa Hotels & Resorts *	90	602
Polaris	40	5,243
Pool	27	12,901
PulteGroup	195	10,700

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
Purple Innovation, Cl A *	47	$1,238
PVH *	50	5,231
Quotient Technology *	60	652
Qurate Retail	276	3,273
Ralph Lauren, Cl A	33	3,746
RealReal *	58	958
Red Robin Gourmet Burgers *	9	236
Red Rock Resorts, Cl A *	43	1,694
Regis *	24	191
Rent-A-Center, Cl A	46	2,632
Revolve Group, Cl A *	23	1,601
RH *	12	7,969
Rocky Brands	4	218
Ross Stores	259	31,777
Royal Caribbean Cruises *	162	12,453
Ruth’s Hospitality Group *	23	459
Sally Beauty Holdings *	79	1,495
Scientific Games *	65	4,011
SeaWorld Entertainment *	54	2,560
Service International	122	7,624
Shake Shack, Cl A *	26	2,614
Shoe Carnival	10	337
Shutterstock	15	1,627
Signet Jewelers	35	2,252
Six Flags Entertainment *	58	2,410
Skechers USA, Cl A *	100	5,368
Skyline Champion *	39	2,200
Sleep Number *	15	1,488
Sonic Automotive, Cl A	13	709
Sonos *	83	2,771
Sportsman’s Warehouse Holdings *	30	530
Stamps.com *	11	3,594
Standard Motor Products	13	543
Starbucks	874	106,130
Stellantis	1,104	21,164
Steven Madden	55	2,411
Stitch Fix, Cl A *	46	2,480
Stoneridge *	17	492
Strategic Education	16	1,269
Stride *	28	858
Superior Group of	6	140
Tapestry	205	8,671
Target	370	96,588
Taylor Morrison Home, Cl A *	88	2,360
Tempur Sealy International	147	6,361
Tenneco, Cl A *	46	801
Terminix Global Holdings *	96	5,040
Tesla *	537	369,026
Texas Roadhouse, Cl A	47	4,332
Thor Industries	37	4,379
Tilly’s, Cl A	16	237
TJX	896	61,654

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
Toll Brothers	85	$5,038
TopBuild *	23	4,662
Tractor Supply	86	15,560
Travel + Leisure	63	3,263
TRI Pointe Group *	83	2,002
Tupperware Brands *	34	710
Ulta Beauty *	38	12,760
Under Armour, Cl A *	139	2,843
Unifi *	11	259
Universal Electronics *	9	421
Urban Outfitters *	42	1,562
Vail Resorts	28	8,546
Vera Bradley *	16	176
VF	273	21,895
Vista Outdoor *	40	1,616
Visteon *	20	2,281
Vivint Smart Home *	29	356
VOXX International, Cl A *	10	114
Vroom *	74	2,741
Waitr Holdings *	73	125
Wayfair, Cl A *	51	12,309
Wendy’s	152	3,528
Whirlpool	43	9,526
Williams-Sonoma	53	8,040
Wingstop	21	3,598
Winmark	2	422
Winnebago Industries	23	1,653
Wolverine World Wide	57	1,912
Workhorse Group *	87	1,004
WW International *	47	1,445
Wyndham Hotels & Resorts	65	4,684
XPEL *	11	1,019
YETI Holdings *	58	5,587
Yum! Brands	222	29,169
Zumiez *	14	611

		2,630,713

CONSUMER STAPLES — 4.2%
22nd Century Group *	110	353
Albertsons, Cl A	33	713
Altria Group	1,396	67,064
Andersons	22	587
Archer-Daniels-Midland	414	24,724
B&G Foods	45	1,292
BellRing Brands, Cl A *	28	926
Beyond Meat *	40	4,908
BJ’s Wholesale Club Holdings *	100	5,064
Boston Beer, Cl A *	6	4,260
Brown-Forman, Cl B	224	15,886
Bunge	104	8,074
Calavo Growers	11	620
Cal-Maine Foods	25	872
Campbell Soup	151	6,602

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER STAPLES— continued
Casey’s General Stores	26	$5,140
Celsius Holdings *	21	1,441
Central Garden & Pet *	6	290
Central Garden & Pet, Cl A *	28	1,213
Chefs’ Warehouse *	22	636
Clorox	94	17,004
Coca-Cola	3,199	182,439
Coca-Cola Consolidated	3	1,197
Colgate-Palmolive	631	50,165
Conagra Brands	354	11,855
Constellation Brands, Cl A	121	27,145
Coty, Cl A *	214	1,868
Darling Ingredients *	119	8,219
Edgewell Personal Care	38	1,561
elf Beauty *	33	911
Energizer Holdings	44	1,885
Estee Lauder, Cl A	170	56,751
Flowers Foods	146	3,440
Fresh Del Monte Produce	26	802
Freshpet *	29	4,247
General Mills	455	26,781
Grocery Outlet Holding *	59	1,954
Hain Celestial Group *	70	2,794
Herbalife Nutrition *	74	3,770
Hershey	109	19,498
HF Foods Group *	26	134
Hormel Foods	210	9,740
Hostess Brands, Cl A *	92	1,480
Ingles Markets, Cl A	9	538
Ingredion	47	4,127
Inter Parfums	11	846
J&J Snack Foods	10	1,644
JM Smucker	75	9,833
John B Sanfilippo & Son	6	554
Kellogg	253	16,030
Keurig Dr Pepper	499	17,570
Kimberly-Clark	252	34,201
Kraft Heinz	736	28,314
Lamb Weston Holdings	108	7,211
Lancaster Colony	12	2,374
Landec *	20	219
Limoneira	9	161
McCormick	185	15,571
Medifast	7	1,999
MGP Ingredients	11	656
Mission Produce *	24	465
Molson Coors Beverage, Cl B	131	6,405
Mondelez International, Cl A	1,045	66,107
Monster Beverage *	276	26,032
National Beverage	15	681
NewAge *	93	178
Nu Skin Enterprises, Cl A	35	1,879

COMMON STOCK — continued

	Shares	Value

CONSUMER STAPLES— continued
PepsiCo	1,028	$161,345
Performance Food Group *	92	4,215
Philip Morris International	1,167	116,805
Pilgrim’s Pride *	33	731
Post Holdings *	42	4,298
PriceSmart	17	1,526
Reynolds Consumer Products	38	1,081
Sanderson Farms	13	2,429
Seneca Foods, Cl A *	4	219
Simply Good Foods *	58	2,174
SpartanNash	25	486
Spectrum Brands Holdings	29	2,533
Sprouts Farmers Market *	83	2,040
Sysco	379	28,122
Tootsie Roll Industries	9	310
TreeHouse Foods *	39	1,732
Turning Point Brands	11	583
Tyson Foods, Cl A	216	15,435
United Natural Foods *	39	1,292
Universal	17	887
US Foods Holding *	155	5,323
USANA Health Sciences *	8	762
Utz Brands	41	928
Vector Group	98	1,309
Vital Farms *	11	192
WD-40	9	2,187
Weis Markets	11	579

		1,189,423

ENERGY — 3.0%
Alto Ingredients *	49	260
Antero Midstream	231	2,195
Antero Resources *	184	2,502
APA	279	5,231
Arch Resources *	10	657
Archrock	99	852
Aspen Aerogels *	19	715
Baker Hughes, Cl A	539	11,448
Berry Petroleum	56	311
Bonanza Creek Energy	21	808
Brigham Minerals, Cl A	31	609
Bristow Group *	21	546
Cabot Oil & Gas	290	4,640
Cactus, Cl A	38	1,370
California Resources *	53	1,490
Callon Petroleum *	28	1,102
Centennial Resource Development, Cl A *	135	703
ChampionX *	148	3,440
Cheniere Energy *	186	15,797
Chevron	1,447	147,319
Cimarex Energy	71	4,629
Clean Energy Fuels *	107	804

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

ENERGY— continued
CNX Resources *	161	$1,948
Comstock Resources *	50	304
ConocoPhillips	1,017	57,013
CONSOL Energy *	24	504
Contango Oil & Gas *	89	340
Continental Resources	44	1,503
Core Laboratories	33	1,101
CVR Energy	84	1,147
Delek US Holdings	58	1,008
Denbury *	34	2,234
Devon Energy	468	12,093
DHT Holdings	107	621
Diamondback Energy	126	9,718
DMC Global *	10	438
Dorian LPG	23	278
Dril-Quip *	25	715
DT Midstream	68	2,883
EOG Resources	439	31,986
Equities *	202	3,715
Equitrans Midstream	301	2,474
Extraction Oil & Gas *	8	356
Exxon Mobil	3,179	183,015
Frank’s International *	114	313
FTS International, Cl A *	6	117
Green Plains *	30	1,061
Halliburton	657	13,587
Helix Energy Solutions Group *	105	436
Helmerich & Payne	74	2,122
Hess	204	15,594
HollyFrontier	120	3,528
International Seaways	32	526
Kinder Morgan	1,469	25,531
Laredo Petroleum *	8	440
Liberty Oilfield Services, Cl A *	59	601
Magnolia Oil & Gas, Cl A	102	1,428
Marathon Oil	584	6,769
Marathon Petroleum	486	26,837
Matador Resources	77	2,379
Murphy Oil	109	2,366
Nabors Industries *	5	438
National Energy Services Reunited *	48	619
Newpark Resources *	62	200
NexTier Oilfield Solutions *	117	447
Northern Oil and Gas	34	587
NOV *	288	3,977
Oasis Petroleum	13	1,192
Occidental Petroleum	691	18,035
Oceaneering International *	68	902
Oil States International *	41	232
ONEOK	328	17,046
Ovintiv	189	4,850

COMMON STOCK — continued

	Shares	Value

ENERGY— continued
Par Pacific Holdings *	41	$672
Patterson-UTI Energy	136	1,091
PBF Energy, Cl A *	67	614
PDC Energy	69	2,729
Peabody Energy *	68	796
Phillips 66	327	24,012
Pioneer Natural Resources	160	23,259
Plains GP Holdings, Cl A	139	1,458
ProPetro Holding *	53	400
Range Resources *	187	2,848
Renewable Energy Group *	32	1,960
REX American Resources *	3	246
RPC *	45	189
Schlumberger	1,039	29,954
Select Energy Services, Cl A *	52	309
SM Energy	79	1,477
Solaris Oilfield Infrastructure, Cl A	20	174
Southwestern Energy *	488	2,298
Talos Energy *	22	254
Targa Resources	166	6,990
Tellurian *	204	769
TETRA Technologies *	85	263
Texas Pacific Land	5	7,463
Tidewater *	27	306
Transocean *	431	1,556
US Silica Holdings *	51	515
Valero Energy	306	20,493
Viper Energy Partners	42	756
W&T Offshore *	66	267
Whiting Petroleum *	27	1,266
Williams	911	22,821
World Fuel Services	43	1,482

		834,669

FINANCIALS — 12.0%
1st Source	12	549
Aaron’s Holdings	47	2,057
ACNB	5	140
Affiliated Managers Group	29	4,595
AGNC Investment ‡	391	6,205
Alerus Financial	10	280
Alleghany *	9	5,968
Allegiance Bancshares	12	438
Allstate	223	29,001
Ally Financial	275	14,124
Altabancorp	8	323
A-Mark Precious Metals	5	255
Ambac Financial Group *	32	465
Amerant Bancorp, Cl A *	14	310
American Equity Investment Life Holding	66	2,118
American Express	596	101,636

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
American Financial Group	66	$8,348
American International Group	643	30,446
American National Bankshares	7	221
American National Group	12	1,980
Ameriprise Financial	87	22,408
Ameris Bancorp	46	2,236
AMERISAFE	12	686
Ames National	6	142
Annaly Capital Management ‡	1,059	8,991
Apollo Commercial Real Estate Finance ‡	105	1,598
Apollo Global Management, Cl A	157	9,241
Arbor Realty Trust ‡	95	1,737
Arch Capital Group *	290	11,310
Ares Commercial Real Estate ‡	26	392
Ares Management, Cl A	87	6,230
Argo Group International Holdings	24	1,251
ARMOUR Residential ‡	50	520
Arrow Financial	10	361
Arthur J Gallagher	143	19,921
Artisan Partners Asset Management, Cl A	44	2,116
AssetMark Financial Holdings *	12	313
Associated Banc-Corp	112	2,218
Assurant	42	6,628
Assured Guaranty	51	2,438
Athene Holding, Cl A *	96	6,203
Atlantic Capital Bancshares *	13	312
Atlantic Union Bankshares	55	1,951
Atlanticus Holdings *	4	174
Axis Capital Holdings	54	2,747
Axos Financial *	37	1,770
B. Riley Financial	11	743
Banc of California	34	582
BancFirst	11	610
Bancorp *	36	841
BancorpSouth Bank	71	1,832
Bank First	4	280
Bank of America	6,378	244,660
Bank of Hawaii	28	2,344
Bank of Marin Bancorp	8	278
Bank of New York Mellon	653	33,518
Bank OZK	90	3,664
BankUnited	65	2,573
Banner	24	1,273
Bar Harbor Bankshares	9	258
Berkshire Hathaway, Cl B *	988	274,951
BGC Partners, Cl A	216	1,156
BlackRock, Cl A	106	91,920
Blackstone Group, Cl A	502	57,866
Blucora *	32	540

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
BOK Financial	22	$1,848
Bridgewater Bancshares *	16	260
Brighthouse Financial *	61	2,627
Brightsphere Investment Group	56	1,399
BrightSpire Capital ‡	59	561
Broadmark Realty Capital ‡	94	975
Brookfield Asset Management, Cl A	2	133
Brookline Bancorp	54	776
Brown & Brown	175	9,520
BRP Group, Cl A *	29	791
Bryn Mawr Bank	13	509
Business First Bancshares	14	326
Byline Bancorp	17	418
Cadence BanCorp, Cl A	86	1,634
Cambridge Bancorp	4	342
Camden National	9	403
Cannae Holdings *	61	2,028
Capital City Bank Group	8	195
Capital One Financial	336	54,331
Capitol Federal Financial	99	1,098
Capstar Financial Holdings	11	233
Capstead Mortgage ‡	72	459
Carlyle Group	115	5,804
Carter Bankshares *	17	195
Cathay General Bancorp	53	2,007
Cboe Global Markets	75	8,885
CBTX	12	316
Central Pacific Financial	18	461
Century Bancorp, Cl A	2	229
Charles Schwab	1,243	84,462
Chimera Investment ‡	171	2,517
Chubb	333	56,190
Cincinnati Financial	111	13,085
CIT Group	69	3,329
Citigroup	1,544	104,405
Citizens, Cl A *	31	166
Citizens & Northern	10	247
City Holding	10	757
Civista Bancshares	10	229
CME Group, Cl A	266	56,427
CNA Financial	19	836
CNB Financial	11	254
Coastal Financial *	6	175
Cohen & Steers	16	1,331
Columbia Banking System	51	1,782
Columbia Financial *	28	505
Comerica	104	7,141
Commerce Bancshares	80	5,658
Community Bank System	38	2,722
Community Trust Bancorp	11	437
ConnectOne Bancorp	25	658

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Cowen, Cl A	16	$640
Credit Acceptance *	7	3,393
CrossFirst Bankshares *	34	470
Cullen	41	4,400
Curo Group Holdings	14	221
Customers Bancorp *	19	688
Diamond Hill Investment Group	2	345
Dime Community Bancshares	28	925
Discover Financial Services	227	28,221
Donegal Group, Cl A	8	124
Donnelley Financial Solutions *	23	741
Dynex Capital ‡	21	366
Eagle Bancorp	22	1,211
East West Bancorp	104	7,400
Eastern Bankshares	126	2,300
eHealth *	16	832
Ellington Financial ‡	29	527
Employers Holdings	18	747
Encore Capital Group *	21	994
Enova International *	25	827
Enstar Group *	10	2,570
Enterprise Bancorp	6	196
Enterprise Financial Services	23	1,023
Equitable Holdings	286	8,829
Equity Bancshares, Cl A *	8	236
Erie Indemnity, Cl A	18	3,328
Essent Group	82	3,704
Evercore, Cl A	28	3,702
Everest Re Group	25	6,321
EZCORP, Cl A *	36	206
FactSet Research Systems	26	9,289
Farmers & Merchants Bancorp	6	132
Farmers National Banc	17	261
FB Financial	23	870
Federal Agricultural Mortgage, Cl C	6	585
Federated Hermes, Cl B	67	2,173
Fidelity National Financial	202	9,011
Fifth Third Bancorp	528	19,161
Financial Institutions	10	294
First American Financial	74	4,981
First Bancorp	6	174
First Bancorp/NC	20	800
First Bancshares	13	501
First Busey	35	826
First Citizens BancShares, Cl A	4	3,130
First Commonwealth Financial	67	882
First Financial	8	320
First Financial Bancorp	67	1,508
First Financial Bankshares	96	4,689
First Foundation	28	660
First Hawaiian	97	2,670

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
First Horizon National	406	$6,273
First Internet Bancorp	6	182
First Interstate BancSystem, Cl A	28	1,174
First Merchants	38	1,548
First Mid Bancshares	10	407
First Midwest Bancorp	80	1,435
First of Long Island	15	323
First Republic Bank	131	25,548
FirstCash	28	2,218
Flagstar Bancorp	36	1,647
Flushing Financial	21	463
FNB	239	2,739
Focus Financial Partners, Cl A *	30	1,540
Franklin Resources	217	6,412
FS Bancorp	4	139
Fulton Financial	121	1,854
Genworth Financial, Cl A *	372	1,242
German American Bancorp	16	603
Glacier Bancorp	67	3,455
GoHealth, Cl A *	69	607
Goldman Sachs Group	245	91,846
Goosehead Insurance, Cl A	11	1,322
Granite Point Mortgage Trust ‡	38	536
Great Ajax ‡	14	178
Great Southern Bancorp	7	364
Great Western Bancorp	39	1,201
Green Dot, Cl A *	36	1,659
Greenhill	9	144
Guaranty Bancshares	6	201
Hamilton Lane, Cl A	22	2,046
Hancock Whitney	62	2,710
Hanmi Financial	20	365
Hanover Insurance Group	25	3,398
HarborOne Bancorp	35	476
Hartford Financial Services Group	265	16,859
HCI Group	4	402
Heartland Financial USA	28	1,277
Heritage Commerce	41	444
Heritage Financial	25	605
Heritage Insurance Holdings	16	117
Hilltop Holdings	44	1,394
Home Bancorp	5	176
Home BancShares	113	2,393
HomeStreet	15	566
HomeTrust Bancshares	10	263
Hope Bancorp	84	1,113
Horace Mann Educators	29	1,154
Houlihan Lokey, Cl A	36	3,208
Howard Bancorp *	8	158
Huntington Bancshares	1,094	15,404
Independent Bank	23	1,626
Independent Bank/MI	15	315

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Independent Bank Group	26	$1,812
Interactive Brokers Group, Cl A	56	3,464
Intercontinental Exchange	413	49,490
International Bancshares	38	1,485
Invesco	337	8,216
Invesco Mortgage Capital ‡	175	602
Investors Bancorp	170	2,349
Investors Title	1	167
James River Group Holdings	21	764
Jefferies Financial Group	150	4,979
JPMorgan Chase	2,241	340,139
Kearny Financial	54	650
Kemper	44	2,904
KeyCorp	720	14,155
Kinsale Capital Group	14	2,501
KKR Real Estate Finance Trust ‡	23	490
Ladder Capital, Cl A ‡	85	971
Lakeland Bancorp	34	557
Lakeland Financial	16	1,070
Lazard, Cl A	78	3,682
Lemonade *	24	2,089
LendingClub *	67	1,635
LendingTree *	7	1,367
Lincoln National	134	8,257
Live Oak Bancshares	20	1,204
Loews	168	9,010
LPL Financial Holdings	56	7,898
M&T Bank	95	12,716
Macatawa Bank	19	158
Markel *	9	10,856
MarketAxess Holdings	26	12,354
Marsh & McLennan	378	55,649
MBIA *	33	431
Mercantile Bank	10	312
Merchants Bancorp	6	220
Mercury General	19	1,156
Meridian Bancorp	33	631
Meta Financial Group	21	1,044
Metrocity Bankshares	12	240
MFA Financial ‡	294	1,373
MGIC Investment	250	3,460
Midland States Bancorp	14	345
MidWestOne Financial Group	10	291
Moelis, Cl A	41	2,429
Moody’s	139	52,264
Morgan Stanley	1,061	101,835
Morningstar	17	4,295
Mr Cooper Group *	54	2,008
MSCI, Cl A	57	33,970
MVB Financial	6	249
Nasdaq	81	15,125
National Bank Holdings, Cl A	21	745

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
National Western Life Group, Cl A	2	$416
Navient	131	2,676
NBT Bancorp	30	1,045
Nelnet, Cl A	12	904
New Residential Investment ‡	345	3,367
New York Community Bancorp	338	3,982
New York Mortgage Trust ‡	285	1,245
Nicolet Bankshares *	6	434
NMI Holdings, Cl A *	58	1,277
Northern Trust	152	17,153
Northfield Bancorp	32	526
Northrim BanCorp	4	163
Northwest Bancshares	85	1,131
OceanFirst Financial	41	799
Old National Bancorp	122	1,963
Old Republic International	211	5,203
Old Second Bancorp	19	220
OneMain Holdings, Cl A	59	3,599
Open Lending, Cl A *	59	2,242
Oportun Financial *	10	211
Oppenheimer Holdings, Cl A	6	270
Orchid Island Capital, Cl A ‡	71	351
Origin Bancorp	14	570
Orrstown Financial Services	7	161
Pacific Premier Bancorp	64	2,431
PacWest Bancorp	79	3,146
Palomar Holdings *	16	1,303
Park National	10	1,139
PCSB Financial	9	162
Peapack-Gladstone Financial	11	354
PennyMac Financial Services	37	2,327
PennyMac Mortgage Investment Trust ‡	73	1,440
Peoples Bancorp	12	354
Peoples Financial Services	4	172
People’s United Financial	314	4,930
Pinnacle Financial Partners	52	4,660
Piper Sandler	11	1,350
PJT Partners	15	1,173
PNC Financial Services Group	316	57,642
PRA Group *	31	1,202
Premier Financial	26	696
Primerica	28	4,094
Primis Financial	13	202
Principal Financial Group	203	12,612
ProAssurance	38	771
Progressive	433	41,204
Prosperity Bancshares	63	4,296
Provident Financial Services	51	1,102
Prudential Financial	296	29,683
QCR Holdings	10	491
Radian Group	142	3,206

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Raymond James Financial	91	$11,783
RBB Bancorp	10	239
Ready Capital ‡	49	741
Red River Bancshares	3	153
Redwood Trust ‡	84	997
Regional Management	6	310
Regions Financial	715	13,764
Reinsurance Group of America, Cl A	48	5,289
Reliant Bancorp	9	250
Renasant	38	1,337
Republic Bancorp, Cl A	6	293
RLI	28	3,035
Rocket, Cl A	90	1,552
S&P Global	179	76,741
S&T Bancorp	27	795
Safety Insurance Group	9	690
Sandy Spring Bancorp	33	1,372
Santander Consumer USA Holdings	43	1,764
Sculptor Capital Management, Cl A	13	302
Seacoast Banking Corp of Florida	38	1,155
SEI Investments	89	5,411
Selective Insurance Group	42	3,417
Selectquote *	53	943
ServisFirst Bancshares	34	2,417
Sierra Bancorp	9	217
Signature Bank NY	40	9,079
Silvergate Capital, Cl A *	15	1,542
Simmons First National, Cl A	75	2,041
SLM	237	4,463
SmartFinancial	9	219
South State	49	3,373
Southern First Bancshares *	5	248
Southern Missouri Bancorp	5	224
Southside Bancshares	22	793
Spirit MTA *‡(A)	23	18
Spirit of Texas Bancshares	8	186
Starwood Property Trust ‡	206	5,362
State Auto Financial	11	550
State Street	258	22,482
StepStone Group, Cl A	20	910
Sterling Bancorp	141	3,061
Stewart Information Services	19	1,121
Stifel Financial	72	4,791
Stock Yards Bancorp	14	667
StoneX Group *	10	645
Summit Financial Group	7	163
SVB Financial Group *	39	21,448
Synchrony Financial	429	20,172
Synovus Financial	110	4,499

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
T Rowe Price Group	171	$34,911
Texas Capital Bancshares *	35	2,204
TFS Financial	36	701
Tiptree	12	115
Tompkins Financial	8	614
TPG RE Finance Trust ‡	42	553
Tradeweb Markets, Cl A	72	6,245
Travelers	187	27,848
TriCo Bancshares	17	670
TriState Capital Holdings *	20	406
Triumph Bancorp *	15	1,150
Truist Financial	1,001	54,484
Trupanion *	21	2,415
TrustCo Bank NY	13	437
Trustmark	40	1,201
Two Harbors Investment ‡	206	1,320
UMB Financial	31	2,902
Umpqua Holdings	164	3,095
United Bankshares	94	3,247
United Community Banks	61	1,757
United Fire Group	16	399
Universal Insurance Holdings	20	283
Univest Financial	19	520
US Bancorp	1,120	62,205
Valley National Bancorp	297	3,828
Veritex Holdings	33	1,107
Victory Capital Holdings, Cl A	10	305
Virtu Financial, Cl A	69	1,776
Virtus Investment Partners	5	1,381
Voya Financial	85	5,474
Walker & Dunlop	20	2,070
Washington Federal	51	1,646
Washington Trust Bancorp	11	536
Waterstone Financial	14	276
Webster Financial	63	3,030
Wells Fargo	3,072	141,128
WesBanco	46	1,485
West Bancorporation	9	265
Westamerica Bancorporation	17	944
Western Alliance Bancorp	68	6,312
White Mountains Insurance Group	2	2,263
Willis Towers Watson	94	19,372
Wintrust Financial	40	2,856
WisdomTree Investments	78	482
World Acceptance *	4	758
WR Berkley	109	7,976
WSFS Financial	33	1,445
Zions Bancorp	120	6,258

		3,531,243

HEALTH CARE — 6.6%
1Life Healthcare *	76	2,055

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
Abbott Laboratories	1,307	$158,121
ABIOMED *	31	10,141
Acadia Healthcare *	62	3,827
ACADIA Pharmaceuticals *	118	2,552
Accelerate Diagnostics *	24	179
Acceleron Pharma *	37	4,627
Accolade *	33	1,545
Accuray *	63	258
Aclaris Therapeutics *	26	388
AdaptHealth, Cl A *	46	1,030
Adaptive Biotechnologies *	99	3,629
Addus HomeCare *	10	868
Adicet Bio *	16	118
Adverum Biotechnologies *	64	145
Aeglea BioTherapeutics *	31	190
Aerie Pharmaceuticals *	32	505
Agenus *	131	679
Agios Pharmaceuticals *	44	2,116
Akebia Therapeutics *	113	279
Akero Therapeutics *	13	279
Akouos *	13	141
Albireo Pharma *	12	343
Aldeyra Therapeutics *	31	276
Alector *	40	961
Align Technology *	53	36,877
Aligos Therapeutics *	12	175
Alkermes *	117	3,027
Allakos *	24	1,909
Allogene Therapeutics *	50	1,098
Allovir *	19	364
Allscripts Healthcare Solutions *	101	1,725
Alnylam Pharmaceuticals *	82	14,673
Alphatec Holdings *	41	604
Altimmune *	22	200
ALX Oncology Holdings *	12	703
Amedisys *	23	5,994
American Well, Cl A *	114	1,328
Amgen	429	103,621
Amicus Therapeutics *	194	1,802
AMN Healthcare Services *	33	3,318
AnaptysBio *	18	414
Anavex Life Sciences *	48	862
AngioDynamics *	26	692
ANI Pharmaceuticals *	6	204
Annexon *	18	379
Apellis Pharmaceuticals *	45	2,880
Apollo Medical Holdings *	21	1,856
Applied Molecular Transport *	15	420
Applied Therapeutics *	11	189
Apyx Medical *	21	189
Arcturus Therapeutics Holdings *	14	438
Arcus Biosciences *	30	942

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
Arcutis Biotherapeutics *	22	$513
Ardelyx *	52	90
Arena Pharmaceuticals *	42	2,598
Arrowhead Pharmaceuticals *	68	4,712
Arvinas *	26	2,629
Asensus Surgical *	166	388
Aspira Women’s Health *	41	184
AstraZeneca ADR	—	15
Atara Biotherapeutics *	56	714
Atea Pharmaceuticals *	40	1,002
Athenex *	54	204
Athersys *	146	238
Athira Pharma *	23	221
Atreca, Cl A *	19	104
AtriCure *	31	2,618
Atrion	1	629
Avanos Medical *	33	1,252
AVEO Pharmaceuticals *	20	103
Avid Bioservices *	43	1,103
Avidity Biosciences *	22	425
Avita Medical *	17	315
Avrobio *	25	184
Axonics Modulation Technologies *	22	1,495
Axsome Therapeutics *	21	1,020
Beam Therapeutics *	28	2,576
Berkeley Lights *	32	1,459
Beyondspring *	15	143
BioCryst Pharmaceuticals *	130	2,096
BioDelivery Sciences International *	71	267
Biohaven Pharmaceutical Holding *	40	5,040
BioMarin Pharmaceutical *	134	10,282
Bionano Genomics *	207	1,228
Bioxcel Therapeutics *	10	256
Black Diamond Therapeutics *	18	172
Bluebird Bio *	48	1,220
Blueprint Medicines *	40	3,515
Boston Scientific *	1,050	47,880
Bridgebio Pharma *	73	3,902
Bristol-Myers Squibb	1,667	113,139
Brookdale Senior Living *	133	1,000
Bruker	72	5,922
C4 Therapeutics *	23	992
Cara Therapeutics *	27	323
Cardiovascular Systems *	27	1,088
CareDx *	36	3,025
Cassava Sciences *	26	1,808
Castle Biosciences *	12	838
Catalent *	125	14,976
Catalyst Pharmaceuticals *	68	397

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
Celldex Therapeutics *	27	$1,181
CEL-SCI *	27	217
Cerner	224	18,007
Cerus *	123	620
Change Healthcare *	182	3,951
Chemed	10	4,760
ChemoCentryx *	38	562
Chimerix *	50	332
ChromaDex *	32	278
Clovis Oncology *	73	353
Codexis *	42	889
Co-Diagnostics *	19	192
Coherus Biosciences *	48	626
Collegium Pharmaceutical *	24	597
Computer Programs and Systems	9	284
CONMED	19	2,621
CorMedix *	26	151
Cortexyme *	9	509
CorVel *	6	845
Covetrus *	72	1,833
Crinetics Pharmaceuticals *	20	360
Cross Country Healthcare *	25	411
CryoLife *	26	702
CryoPort *	27	1,666
Cue Biopharma *	18	188
Cutera *	11	571
Cymabay Therapeutics *	46	181
Cytokinetics *	46	1,365
CytomX Therapeutics *	44	238
CytoSorbents *	27	205
DaVita *	75	9,019
Deciphera Pharmaceuticals *	25	762
Denali Therapeutics *	58	2,960
DENTSPLY SIRONA	161	10,632
DermTech *	15	505
DexCom *	71	36,601
Dicerna Pharmaceuticals *	48	1,800
Durect *	166	234
Dynavax Technologies, Cl A *	73	682
Dyne Therapeutics *	18	325
Eargo *	10	360
Editas Medicine, Cl A *	47	1,967
Edwards Lifesciences *	457	51,307
Eiger BioPharmaceuticals *	22	175
Elanco Animal Health *	336	12,254
Eli Lilly	591	143,909
Emergent BioSolutions *	34	2,241
Enanta Pharmaceuticals *	12	507
Encompass Health	68	5,661
Ensign Group	37	3,148
Envista Holdings *	118	5,083
Epizyme *	62	411

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
Esperion Therapeutics *	20	$308
Evelo Biosciences *	19	175
Evolent Health, Cl A *	59	1,353
Evolus *	14	151
Exact Sciences *	124	13,372
Exelixis *	227	3,825
Fate Therapeutics *	62	5,134
FibroGen *	60	780
Flexion Therapeutics *	31	184
Forma Therapeutics Holdings *	27	618
Fortress Biotech *	46	143
Frequency Therapeutics *	21	175
Fulgent Genetics *	12	1,107
G1 Therapeutics *	23	398
Generation Bio *	29	630
Gilead Sciences	941	64,261
Glaukos *	31	1,581
Global Blood Therapeutics *	43	1,175
Gossamer Bio *	39	307
Gritstone bio *	25	167
Guardant Health *	62	6,808
Haemonetics *	36	2,188
Halozyme Therapeutics *	104	4,298
Hanger *	26	638
Harmony Biosciences Holdings *	20	523
Harpoon Therapeutics *	15	147
Health Catalyst *	29	1,684
HealthEquity *	57	4,217
HealthStream *	18	526
Heron Therapeutics *	64	791
Heska *	6	1,444
Hill-Rom Holdings	47	6,508
Hologic *	189	14,183
Homology Medicines *	25	159
Horizon Therapeutics *	164	16,403
iBio *	159	197
iCAD *	15	220
ICON PLC *	18	4,379
ICU Medical *	13	2,643
Ideaya Biosciences *	17	417
IDEXX Laboratories *	59	40,033
IGM Biosciences *	9	612
ImmunityBio *	46	504
ImmunoGen *	147	825
Immunovant *	29	303
Inari Medical *	20	1,796
Incyte *	162	12,531
Infinity Pharmaceuticals *	61	129
InfuSystem Holdings *	12	219
Innoviva *	49	695
Inogen *	14	1,117
Inovalon Holdings, Cl A *	52	1,970

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
Inovio Pharmaceuticals *	152	$1,277
Insmed *	71	1,747
Inspire Medical Systems *	19	3,480
Insulet *	46	12,866
Integer Holdings *	23	2,251
Integra LifeSciences Holdings *	51	3,692
Intellia Therapeutics *	43	6,100
Intercept Pharmaceuticals *	18	311
Intersect ENT *	22	514
Intra-Cellular Therapies *	50	1,717
Intuitive Surgical *	83	82,291
Invacare *	23	166
Invitae *	144	4,031
Ionis Pharmaceuticals *	95	3,528
Iovance Biotherapeutics *	105	2,338
iRhythm Technologies *	19	971
Ironwood Pharmaceuticals, Cl A *	117	1,553
IVERIC bio *	55	475
Jazz Pharmaceuticals PLC *	39	6,611
Joint *	9	711
Jounce Therapeutics *	21	106
Kadmon Holdings *	123	462
Kala Pharmaceuticals *	40	138
KalVista Pharmaceuticals *	13	262
Karuna Therapeutics *	15	1,713
Kezar Life Sciences *	28	136
Kiniksa Pharmaceuticals, Cl A *	22	337
Kodiak Sciences *	30	2,515
Kronos Bio *	25	511
Krystal Biotech *	10	584
Kura Oncology *	43	814
Kymera Therapeutics *	16	963
Lantheus Holdings *	46	1,204
LeMaitre Vascular	13	708
Lexicon Pharmaceuticals *	100	354
LHC Group *	20	4,304
LivaNova *	34	2,934
MacroGenics *	41	1,023
Madrigal Pharmaceuticals *	7	611
Magenta Therapeutics *	22	157
MannKind *	173	709
Marinus Pharmaceuticals *	25	367
Masimo *	36	9,806
MEI Pharma *	75	203
MeiraGTx Holdings *	25	350
Meridian Bioscience *	30	615
Merit Medical Systems *	38	2,663
Mersana Therapeutics *	45	495
Mesa Laboratories	3	884
Mettler-Toledo International *	15	22,106
Mirati Therapeutics *	34	5,442
Mirum Pharmaceuticals *	10	144

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
Misonix *	9	$239
Moderna *	251	88,754
ModivCare *	9	1,530
Molecular Templates *	29	203
Morphic Holding *	13	749
Mustang Bio *	50	144
Myovant Sciences *	23	472
Myriad Genetics *	52	1,645
NanoString Technologies *	33	2,044
Natera *	57	6,528
National HealthCare	8	621
National Research	13	686
Natus Medical *	23	614
Nektar Therapeutics, Cl A *	133	2,100
Neogen *	76	3,311
Neoleukin Therapeutics *	23	161
Neurocrine Biosciences *	66	6,152
Neuronetics *	14	186
Nevro *	24	3,720
NextGen Healthcare *	38	616
NGM Biopharmaceuticals *	16	326
Nkarta *	11	349
Novavax *	52	9,325
Nurix Therapeutics *	18	553
Oak Street Health *	63	3,972
Ocular Therapeutix *	51	562
Omeros *	42	609
Omnicell *	30	4,395
Oncocyte *	56	288
Ontrak *	5	135
OptimizeRx *	9	497
Option Care Health *	66	1,368
OraSure Technologies *	50	589
ORIC Pharmaceuticals *	20	333
OrthoPediatrics *	9	566
Outset Medical *	28	1,147
Owens & Minor	49	2,266
Oyster Point Pharma *	6	85
Pacific Biosciences of California *	129	4,147
Pacira BioSciences *	30	1,768
Paratek Pharmaceuticals *	27	140
Passage Bio *	22	260
Patterson	60	1,868
PAVmed *	51	350
PDL BioPharma *(A)	64	—
Pennant Group *	17	582
Penumbra *	24	6,390
Personalis *	25	525
PetIQ, Cl A *	17	601
Phathom Pharmaceuticals *	10	321
Phibro Animal Health, Cl A	13	308
Phreesia *	30	2,050

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
Pliant Therapeutics *	18	$364
PMV Pharmaceuticals *	21	714
Poseida Therapeutics *	24	195
Praxis Precision Medicines *	16	250
Precision BioSciences *	32	316
Prelude Therapeutics *	30	961
Premier, Cl A	90	3,208
Prestige Consumer Healthcare *	35	1,839
Progyny *	31	1,726
Protagonist Therapeutics *	27	1,335
Provention Bio *	36	219
PTC Therapeutics *	48	1,840
Pulmonx *	13	516
Pulse Biosciences *	8	164
Puma Biotechnology *	24	180
Quanterix *	20	1,063
Quest Diagnostics	97	13,755
Quidel *	26	3,678
R1 RCM *	83	1,777
Radius Health *	33	499
RadNet *	31	1,139
RAPT Therapeutics *	10	307
Reata Pharmaceuticals, Cl A *	21	2,632
Regeneron Pharmaceuticals *	72	41,372
REGENXBIO *	26	840
Relay Therapeutics *	33	1,071
Relmada Therapeutics *	10	260
Replimune Group *	21	687
ResMed	107	29,083
Revance Therapeutics *	48	1,396
REVOLUTION Medicines *	39	1,117
Rhythm Pharmaceuticals *	30	519
Rigel Pharmaceuticals *	126	504
Rocket Pharmaceuticals *	41	1,469
Royalty Pharma, Cl A	227	8,671
Rubius Therapeutics *	29	623
Sage Therapeutics *	36	1,574
Sangamo Therapeutics *	88	843
Sarepta Therapeutics *	53	3,592
Scholar Rock Holding *	18	562
Schrodinger *	35	2,368
Seagen *	133	20,401
SeaSpine Holdings *	18	353
Select Medical Holdings	78	3,077
Selecta Biosciences *	55	190
Senseonics Holdings *	239	734
Seres Therapeutics *	48	341
Shattuck Labs *	22	485
Shockwave Medical *	17	3,094
SI-BONE *	21	637
Sientra *	36	297
SIGA Technologies *	31	197

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
Silk Road Medical *	23	$1,154
Simulations Plus	10	472
SmileDirectClub, Cl A *	74	522
Solid Biosciences *	56	156
Sorrento Therapeutics *	194	1,593
Spectrum Pharmaceuticals *	113	364
Spero Therapeutics *	16	213
SpringWorks Therapeutics *	26	2,228
STAAR Surgical *	33	4,221
Stereotaxis *	44	401
STERIS	68	14,821
Stoke Therapeutics *	12	344
Supernus Pharmaceuticals *	36	948
Surmodics *	9	496
Sutro Biopharma *	25	426
Syndax Pharmaceuticals *	30	437
Syneos Health, Cl A *	59	5,291
Syros Pharmaceuticals *	30	139
Tabula Rasa HealthCare *	15	644
Tactile Systems Technology *	12	588
Tandem Diabetes Care *	43	4,673
Taysha Gene Therapies *	13	225
TCR2 Therapeutics *	23	286
Teladoc Health *	102	15,142
Teleflex	33	13,115
TG Therapeutics *	97	3,394
Theravance Biopharma *	36	467
Tivity Health *	30	752
Translate Bio *	46	1,271
TransMedics Group *	16	456
Travere Therapeutics *	42	577
Turning Point Therapeutics *	32	2,042
Twist Bioscience *	29	3,568
Ultragenyx Pharmaceutical *	45	3,592
United Therapeutics *	31	5,640
US Physical Therapy	8	945
Vanda Pharmaceuticals *	38	620
Vapotherm *	13	336
Varex Imaging *	27	737
Vaxart *	83	597
Vaxcyte *	20	434
Veeva Systems, Cl A *	101	33,604
Veracyte *	47	2,094
Verastem *	125	404
ViewRay *	91	604
Viking Therapeutics *	49	301
Vir Biotechnology *	43	1,533
Vocera Communications *	23	965
Waters *	43	16,762
West Pharmaceutical Services	52	21,410
Xencor *	41	1,262
Xeris Pharmaceuticals *	45	138

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
XOMA *	7	$227
Y-mAbs Therapeutics *	24	794
Zentalis Pharmaceuticals *	25	1,330
Zimmer Biomet Holdings	155	25,330
ZIOPHARM Oncology *	145	329
Zoetis, Cl A	352	71,350
Zogenix *	38	616
Zynex *	13	181

		1,994,619

INDUSTRIALS — 8.5%
3M	432	85,510
AAON	29	1,802
AAR *	24	858
ABM Industries	47	2,185
Acacia Research *	33	186
ACCO Brands	65	581
Acuity Brands	25	4,385
ADT	106	1,112
Advanced Drainage Systems	38	4,639
AECOM *	108	6,800
AeroVironment *	15	1,517
AGCO	45	5,945
Air Lease, Cl A	75	3,177
Air Transport Services Group *	41	992
Alamo Group	7	1,027
Alaska Air Group *	92	5,339
Albany International, Cl A	20	1,727
Allegiant Travel, Cl A *	9	1,711
Allegion	64	8,742
Allied Motion Technologies	8	263
Allison Transmission Holdings	77	3,073
Altra Industrial Motion	45	2,821
AMERCO	6	3,528
Ameresco, Cl A *	20	1,371
American Airlines Group *	469	9,558
American Superconductor *	16	225
American Woodmark *	11	817
AMETEK	170	23,639
AO Smith	98	6,892
API Group *	138	3,163
Apogee Enterprises	18	714
Applied Industrial Technologies	27	2,422
ArcBest	16	946
Arcosa	34	1,862
Argan	10	449
Armstrong World Industries	33	3,570
Array Technologies *	94	1,273
ASGN *	36	3,641
Astec Industries	16	981
Astronics *	17	290
Atkore International Group *	33	2,479
Atlas Air Worldwide Holdings *	20	1,339

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
Avis Budget Group *	49	$4,056
Axon Enterprise *	45	8,371
AZEK, Cl A *	111	4,037
AZZ	16	848
Babcock & Wilcox Enterprises *	59	422
Barnes Group	33	1,672
Barrett Business Services	5	366
Beacon Roofing Supply *	39	2,086
Bloom Energy, Cl A *	102	2,224
Blue Bird *	11	275
BlueLinx Holdings *	6	258
Boise Cascade	27	1,381
Brady, Cl A	33	1,804
BrightView Holdings *	35	561
Brink’s	35	2,694
Builders FirstSource *	151	6,719
CAI International	10	558
Carlisle	37	7,483
Carrier Global	646	35,692
Casella Waste Systems, Cl A *	35	2,407
Caterpillar	405	83,734
CBIZ *	36	1,164
CH Robinson Worldwide	97	8,649
Chart Industries *	25	3,886
Cintas	63	24,833
CIRCOR International *	13	401
Clean Harbors *	36	3,420
Colfax *	80	3,670
Columbus McKinnon	15	696
Comfort Systems USA	25	1,869
Commercial Vehicle Group *	20	183
Construction Partners, Cl A *	24	806
Copart *	157	23,079
Cornerstone Building Brands *	36	606
CoStar Group *	289	25,678
Covanta Holding	96	1,930
CRA International	5	429
Crane	35	3,403
CSW Industrials	10	1,183
CSX	1,691	54,653
Cummins	108	25,067
Curtiss-Wright	29	3,431
Daseke *	27	187
Deere	209	75,572
Delta Air Lines *	472	18,833
Deluxe	29	1,273
Donaldson	93	6,156
Douglas Dynamics	16	638
Dover	106	17,715
Dun & Bradstreet Holdings *	126	2,641
DXP Enterprises *	13	424
Dycom Industries *	21	1,457

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
Eagle Bulk Shipping *	8	$334
Eaton	296	46,783
Echo Global Logistics *	17	526
EMCOR Group	38	4,629
Emerson Electric	444	44,795
Encore Wire	13	1,020
Energy Recovery *	27	571
Enerpac Tool Group, Cl A	42	1,078
EnerSys	29	2,861
Ennis	18	356
EnPro Industries	13	1,211
Equifax	91	23,715
ESCO Technologies	18	1,699
Evoqua Water Technologies *	83	2,740
ExOne *	11	183
Expeditors International of Washington	112	14,364
Exponent	36	3,855
Fastenal	427	23,387
Federal Signal	42	1,664
FedEx	182	50,951
Flowserve	97	4,083
Fluor *	102	1,699
Forrester Research *	7	328
Fortune Brands Home & Security	102	9,942
Forward Air	19	1,680
Franklin Covey *	8	293
Franklin Electric	27	2,208
FTI Consulting *	24	3,497
FuelCell Energy *	229	1,450
Gates Industrial *	46	833
GATX	25	2,306
Genco Shipping & Trading	27	474
Generac Holdings *	44	18,452
Gibraltar Industries *	23	1,718
Global Industrial	9	356
GMS *	29	1,425
Gorman-Rupp	11	393
Graco	124	9,682
GrafTech International	126	1,433
Granite Construction	32	1,229
Great Lakes Dredge & Dock *	45	693
Greenbrier	22	942
Griffon	37	855
H&E Equipment Services	22	749
Harsco *	54	1,086
Hawaiian Holdings *	35	691
Healthcare Services Group	52	1,357
Heartland Express	33	562
HEICO	30	4,058
Heidrick & Struggles International	14	598

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
Helios Technologies	21	$1,698
Herc Holdings *	21	2,605
Heritage-Crystal Clean *	10	282
Herman Miller	51	2,201
Hexcel *	59	3,211
Hillenbrand	52	2,356
HNI	30	1,119
Honeywell International	517	120,869
Howmet Aerospace	319	10,470
Hub Group, Cl A *	23	1,524
Hubbell, Cl B	38	7,617
Huron Consulting Group *	16	786
Hyster-Yale Materials Handling	4	287
IAA *	100	6,048
ICF International	12	1,099
IDEX	49	11,108
IES Holdings *	13	707
IHS Markit	294	34,351
Illinois Tool Works	235	53,267
Ingersoll Rand *	277	13,537
Insperity	25	2,476
Insteel Industries	12	466
Interface, Cl A	40	577
ITT	60	5,875
Jacobs Engineering Group	96	12,984
JB Hunt Transport Services	59	9,939
JELD-WEN Holding *	54	1,430
JetBlue Airways *	233	3,446
John Bean Technologies	22	3,225
Johnson Controls International	535	38,210
Kadant	7	1,261
Kansas City Southern	64	17,139
KAR Auction Services *	87	1,434
KBR	104	4,025
Kelly Services, Cl A *	24	526
Kennametal	56	2,030
Kforce	13	812
Kimball International, Cl B	25	310
Kirby *	42	2,432
Knight-Swift Transportation Holdings, Cl A	112	5,565
Korn Ferry	37	2,543
Landstar System	27	4,239
Lawson Products *	6	315
Lennox International	24	7,906
Lincoln Electric Holdings	40	5,577
Lindsay	7	1,125
LSI Industries	16	120
Lydall *	11	673
Lyft, Cl A *	195	10,787
Macquarie Infrastructure	62	2,449
Manitowoc *	24	556

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
ManpowerGroup	38	$4,506
Marten Transport	45	712
Masco	188	11,225
MasTec *	40	4,049
Matrix Service *	18	196
Matson	30	2,014
Matthews International, Cl A	22	761
Maxar Technologies	47	1,705
McGrath RentCorp	17	1,333
Meritor *	49	1,192
Mesa Air Group *	22	196
Middleby *	39	7,468
Miller Industries	7	263
Montrose Environmental Group *	14	752
Moog, Cl A	19	1,480
MRC Global *	55	504
MSA Safety	26	4,276
MSC Industrial Direct, Cl A	32	2,853
Mueller Industries	39	1,693
Mueller Water Products, Cl A	115	1,704
MYR Group *	11	1,052
Nielsen Holdings	263	6,230
Nikola *	125	1,484
NN *	29	198
Nordson	36	8,141
Norfolk Southern	187	48,214
Northwest Pipe *	6	170
NOW *	77	760
NV5 Global *	7	665
nVent Electric	124	3,920
Old Dominion Freight Line	73	19,648
Omega Flex	2	314
Oshkosh	48	5,738
Otis Worldwide	320	28,656
Owens Corning	73	7,020
PACCAR	254	21,079
Park Aerospace	12	179
Parker-Hannifin	91	28,395
Park-Ohio Holdings	5	145
Parsons *	72	2,781
Pentair	123	9,061
PGT Innovations *	40	903
Pitney Bowes	122	976
Plug Power *	373	10,175
Powell Industries	6	175
Primoris Services	36	1,076
Proto Labs *	18	1,407
Quanex Building Products	23	571
Quanta Services	102	9,272
Radiant Logistics *	25	155
Raven Industries	25	1,456
RBC Bearings *	16	3,760

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
Regal Beloit	28	$4,122
Republic Services, Cl A	156	18,464
Resideo Technologies *	107	3,156
Resources Connection	22	341
REV Group	18	272
Rexnord	88	4,957
Robert Half International	82	8,053
Rockwell Automation	82	25,208
Rollins	163	6,248
Roper Technologies	74	36,359
RR Donnelley & Sons *	49	300
Rush Enterprises, Cl A	30	1,410
Ryder System	37	2,818
Saia *	19	4,294
Schneider National, Cl B	39	875
Sensata Technologies Holding *	116	6,800
Shyft Group	23	907
Simpson Manufacturing	30	3,374
SiteOne Landscape Supply *	31	5,418
SkyWest *	34	1,377
Snap-on	38	8,283
Southwest Airlines *	437	22,077
SP Plus *	15	492
Spirit AeroSystems Holdings, Cl A	74	3,198
Spirit Airlines *	68	1,835
SPX *	31	2,066
SPX FLOW	30	2,464
Standex International	8	736
Stanley Black & Decker	119	23,449
Steelcase, Cl A	60	825
Stericycle *	65	4,586
Sterling Construction *	18	395
Sunrun *	145	7,681
Team *	21	130
Teledyne Technologies *	32	14,489
Tennant	12	949
Terex	47	2,252
Tetra Tech	38	5,074
Thermon Group Holdings *	23	383
Timken	48	3,816
Titan International *	41	353
Titan Machinery *	14	399
Toro	76	8,644
TPI Composites *	25	978
Trane Technologies PLC	177	36,039
Transcat *	4	255
TransDigm Group *	36	23,079
TransUnion	141	16,928
Trex *	73	7,088
TriMas *	30	982
TriNet Group *	28	2,323

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
Trinity Industries	81	$2,196
Triumph Group *	38	724
TrueBlue *	24	653
Tutor Perini *	29	408
Uber Technologies *	1,111	48,284
UFP Industries	42	3,119
UniFirst	10	2,178
Union Pacific	495	108,286
United Airlines Holdings *	239	11,166
United Parcel Service, Cl B	536	102,569
United Rentals *	51	16,807
Univar Solutions *	124	3,043
Upwork *	79	4,091
US Ecology *	22	770
US Xpress Enterprises, Cl A *	18	157
Valmont Industries	15	3,554
Verisk Analytics, Cl A	119	22,603
Veritiv *	10	613
Vertiv Holdings, Cl A	190	5,328
Viad *	13	596
Vicor *	12	1,387
Virgin Galactic Holdings *	115	3,449
VSE	7	350
Wabash National	36	527
Waste Management	301	44,626
Watsco	23	6,496
Watts Water Technologies, Cl A	19	2,864
Welbilt *	104	2,443
Werner Enterprises	42	1,920
WESCO International *	31	3,300
Westinghouse Air Brake Technologies	134	11,373
Willdan Group *	7	289
WillScot Mobile Mini Holdings, Cl A *	133	3,818
Woodward	42	5,106
WW Grainger	33	14,671
XPO Logistics *	63	8,737
Xylem	133	16,738
Yellow *	32	166

		2,497,583

INFORMATION TECHNOLOGY — 32.8%
2U *	50	2,170
3D Systems *	86	2,368
8x8 *	74	1,891
A10 Networks *	45	575
Accenture PLC, Cl A	493	156,616
ACI Worldwide *	82	2,813
ACM Research, Cl A *	8	743
Adobe *	353	219,435
ADTRAN	34	762
Advanced Energy Industries	27	2,801

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Advanced Micro Devices *	896	$95,146
Agilysys *	14	778
Akamai Technologies *	119	14,270
Akoustis Technologies *	34	329
Alarm.com Holdings *	32	2,663
Alliance Data Systems	34	3,171
Alpha & Omega Semiconductor *	13	338
Altair Engineering, Cl A *	31	2,163
Alteryx, Cl A *	41	3,173
Ambarella *	24	2,364
Amdocs	97	7,480
American Software, Cl A	22	484
Amkor Technology	55	1,355
Amphenol, Cl A	443	32,113
Analog Devices	274	45,873
Anaplan *	96	5,491
ANSYS *	60	22,108
Appfolio, Cl A *	11	1,558
Appian, Cl A *	27	3,144
Apple	12,456	1,816,832
Applied Materials	679	95,012
Arista Networks *	39	14,835
Arlo Technologies *	54	330
Arrow Electronics *	52	6,166
Aspen Technology *	48	7,020
Atomera *	13	229
Autodesk *	162	52,023
Automatic Data Processing	317	66,453
Avalara *	59	9,863
Avaya Holdings *	58	1,405
Avid Technology *	30	1,122
Avnet	69	2,851
Axcelis Technologies *	23	887
AXT *	28	286
Badger Meter	19	1,920
Belden	30	1,470
Benchmark Electronics	25	660
Benefitfocus *	20	263
BigCommerce Holdings *	26	1,684
Bill.com Holdings *	53	10,961
Black Knight *	112	9,275
Blackbaud *	30	2,140
Blackline *	36	4,118
Bottomline Technologies DE *	31	1,251
Box, Cl A *	117	2,799
Brightcove *	28	321
Broadcom	298	144,649
Broadridge Financial Solutions	81	14,053
Brooks Automation	51	4,540
Cadence Design Systems *	204	30,121
CalAmp *	24	291
Calix *	39	1,824

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Cambium Networks *	6	$264
Cantaloupe *	46	476
Casa Systems *	22	165
Cass Information Systems	8	353
CDK Global	90	4,319
CDW	103	18,885
Cerence *	26	2,795
Ceridian HCM Holding *	97	9,545
CEVA *	16	794
ChannelAdvisor *	19	443
Ciena *	113	6,570
Cirrus Logic *	41	3,386
Cisco Systems	3,144	174,083
Citrix Systems	87	8,765
Clearfield *	7	305
Cloudera *	206	3,269
Cloudflare, Cl A *	171	20,286
CMC Materials	19	2,748
Cognex	127	11,482
Cognizant Technology Solutions, Cl A	393	28,897
Coherent *	16	3,935
Cohu *	33	1,169
CommScope Holding *	148	3,132
CommVault Systems *	32	2,419
Comtech Telecommunications	18	449
Concentrix *	30	4,912
Conduent *	147	986
Cornerstone OnDemand *	39	1,870
Corsair Gaming *	17	496
Coupa Software *	51	11,067
Cree *	78	7,235
Crowdstrike Holdings, Cl A *	140	35,505
CSG Systems International	21	953
CTS	22	770
Daktronics *	26	159
Datadog, Cl A *	144	15,941
Datto Holding *	18	470
Dell Technologies, Cl C *	199	19,227
Diebold Nixdorf *	54	562
Digi International *	23	476
Digimarc *	8	230
Digital Turbine *	61	3,840
Diodes *	24	1,968
DocuSign, Cl A *	141	42,024
Dolby Laboratories, Cl A	46	4,467
Domo, Cl B *	20	1,767
Dropbox, Cl A *	223	7,022
DSP Group *	16	257
Duck Creek Technologies *	47	2,065
DXC Technology *	186	7,436
Dynatrace *	132	8,431

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
DZS *	10	$198
Eastman Kodak *	39	288
Ebix	17	514
EchoStar, Cl A *	31	691
Elastic *	47	6,959
Enphase Energy *	94	17,822
Entegris	99	11,943
Envestnet *	37	2,784
EPAM Systems *	38	21,272
ePlus *	9	832
Euronet Worldwide *	36	5,142
Everbridge *	26	3,672
Evo Payments, Cl A *	33	964
ExlService Holdings *	23	2,604
Extreme Networks *	85	936
F5 Networks *	43	8,880
Fair Isaac *	20	10,478
FARO Technologies *	12	875
Fastly, Cl A *	69	3,317
Fidelity National Information Services	460	68,563
FireEye *	171	3,454
First Solar *	66	5,679
Fiserv *	428	49,267
Five9 *	47	9,461
FleetCor Technologies *	57	14,719
FormFactor *	55	2,049
Fortinet *	101	27,496
Gartner *	59	15,619
Genasys *	23	129
Genpact	128	6,376
Global Payments	217	41,970
GoDaddy, Cl A *	124	10,397
GreenSky, Cl A *	46	302
Grid Dynamics Holdings *	18	379
GTY Technology Holdings *	33	228
Guidewire Software *	59	6,797
Hackett Group	18	323
Harmonic *	73	646
Hewlett Packard Enterprise	969	14,050
HP	932	26,907
HubSpot *	31	18,477
I3 Verticals, Cl A *	14	447
Ichor Holdings *	20	1,031
Ideanomics *	271	642
II-VI *	73	5,096
Immersion *	19	144
Impinj *	14	644
Infinera *	149	1,477
Inseego *	72	626
Insight Enterprises *	24	2,409
Intel	3,011	161,751

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Intelligent Systems *	4	$135
InterDigital	20	1,318
International Business Machines	669	94,302
International Money Express *	20	324
Intuit	197	104,404
IPG Photonics *	25	5,454
Iteris *	29	181
Itron *	32	3,156
j2 Global *	30	4,238
Jabil	102	6,073
Jack Henry & Associates	53	9,227
Jamf Holding *	24	787
Juniper Networks	241	6,782
Keysight Technologies *	137	22,543
Kimball Electronics *	16	326
KLA	114	39,690
Knowles *	63	1,263
Lam Research	106	67,565
Lattice Semiconductor *	96	5,448
Limelight Networks *	84	236
Littelfuse	16	4,256
LivePerson *	45	2,866
LiveRamp Holdings *	46	1,840
Lumentum Holdings *	52	4,367
Luna Innovations *	20	247
MACOM Technology Solutions Holdings *	34	2,098
Manhattan Associates *	44	7,024
Mastercard, Cl A	650	250,861
Maxim Integrated Products	197	19,682
Maximus	41	3,649
MaxLinear, Cl A *	50	2,411
McAfee, Cl A	53	1,435
Medallia *	71	2,405
Methode Electronics	25	1,196
Microchip Technology	196	28,052
Micron Technology	829	64,314
Microsoft	5,521	1,572,988
MicroStrategy, Cl A *	5	3,130
Mitek Systems *	29	641
MKS Instruments	39	6,101
Model N *	22	712
Momentive Global *	88	1,848
MoneyGram International *	45	465
MongoDB, Cl A *	40	14,357
Monolithic Power Systems	30	13,478
Motorola Solutions	125	27,990
N-Able *	25	338
Napco Security Technologies *	9	318
National Instruments	95	4,190
nCino *	42	2,670
NCR *	90	3,996

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
NeoPhotonics *	35	$339
NetApp	166	13,212
NETGEAR *	21	719
NetScout Systems *	50	1,438
New Relic *	38	2,625
nLight *	29	1,006
NortonLifeLock	428	10,623
Nuance Communications *	210	11,529
Nutanix, Cl A *	141	5,079
NVE	3	225
NVIDIA	1,770	345,132
Okta, Cl A *	90	22,301
ON Semiconductor *	306	11,952
OneSpan *	25	617
Onto Innovation *	34	2,383
Oracle	1,293	112,672
OSI Systems *	11	1,101
PagerDuty *	50	2,029
Palo Alto Networks *	66	26,337
PAR Technology *	17	1,038
Paychex	240	27,317
Paycom Software *	36	14,400
Paylocity Holding *	27	5,601
PayPal Holdings *	870	239,711
PC Connection	12	571
PDF Solutions *	21	393
Pegasystems	27	3,446
Perficient *	23	2,169
Photronics *	43	575
Ping Identity Holding *	30	662
Plantronics *	28	873
Plexus *	20	1,806
Power Integrations	42	4,074
Powerfleet *	18	123
Progress Software	31	1,413
Proofpoint *	40	6,986
PROS Holdings *	28	1,216
PTC *	74	10,023
Pure Storage, Cl A *	193	3,767
Q2 Holdings *	34	3,513
QAD, Cl A	8	694
Qorvo *	79	14,978
QUALCOMM	846	126,731
Qualys *	24	2,437
Quantum *	36	223
Rackspace Technology *	26	461
Rambus *	78	1,845
Rapid7 *	37	4,209
Repay Holdings, Cl A *	54	1,345
Ribbon Communications *	83	574
Rimini Street *	26	226
RingCentral, Cl A *	55	14,700

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Rogers *	12	$2,287
Sabre *	227	2,676
Sailpoint Technologies Holdings *	63	3,149
salesforce.com *	687	166,205
Sanmina *	45	1,729
ScanSource *	18	497
Science Applications International	41	3,579
Seagate Technology Holdings	172	15,119
Semtech *	45	2,786
ServiceNow *	146	85,832
Shift4 Payments, Cl A *	27	2,408
ShotSpotter *	5	228
Silicon Laboratories *	31	4,619
SiTime *	8	1,085
Skyworks Solutions	122	22,510
SMART Global Holdings *	10	468
Smartsheet, Cl A *	86	6,239
Smith Micro Software *	31	175
Snowflake, Cl A *	172	45,704
SolarWinds *	49	551
Splunk *	120	17,038
Sprout Social, Cl A *	28	2,488
SPS Commerce *	25	2,724
Square, Cl A *	284	70,222
SS&C Technologies Holdings	166	13,013
Sumo Logic *	38	785
SunPower, Cl A *	56	1,387
Super Micro Computer *	30	1,141
Switch, Cl A	65	1,343
Sykes Enterprises *	27	1,449
Synaptics *	24	3,646
SYNNEX	29	3,467
Synopsys *	112	32,255
TE Connectivity	246	36,278
Technologies *	2	20
Tenable Holdings *	64	2,739
Teradata *	75	3,724
Teradyne	123	15,621
Texas Instruments	687	130,956
Trade Desk, Cl A *	313	25,638
Trimble *	185	15,817
TTEC Holdings	12	1,254
TTM Technologies *	69	965
Turtle Beach *	10	309
Twilio, Cl A *	116	43,336
Tyler Technologies *	28	13,794
Ubiquiti	4	1,252
Ultra Clean Holdings *	30	1,620
Unisys *	43	961
Unity Software *	100	10,712
Universal Display	30	7,035

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Upland Software *	18	$648
Varonis Systems, Cl B *	73	4,468
Veeco Instruments *	34	789
Verint Systems *	45	1,920
VeriSign *	78	16,877
Veritone *	19	393
Verra Mobility, Cl A *	100	1,531
Vertex, Cl A *	17	321
ViaSat *	46	2,283
Viavi Solutions *	168	2,804
VirnetX Holding *	45	184
Visa, Cl A	1,257	309,712
Vishay Intertechnology	98	2,169
Vishay Precision Group *	8	291
VMware, Cl A *	55	8,456
Vontier	125	4,044
Western Digital *	221	14,350
Western Union	304	7,056
WEX *	31	5,882
Workday, Cl A *	135	31,644
Workiva, Cl A *	26	3,374
Xerox Holdings	137	3,306
Xilinx	182	27,271
Xperi Holding	73	1,516
Yext *	77	1,003
Zebra Technologies, Cl A *	37	20,442
Zendesk *	86	11,226
Zix *	38	282
Zoom Video Communications, Cl A *	154	58,227
Zscaler *	54	12,739
Zuora, Cl A *	75	1,297

		8,908,761

MATERIALS — 3.0%
AdvanSix *	19	636
Air Products and Chemicals	164	47,729
Albemarle	82	16,895
Alcoa *	137	5,501
Allegheny Technologies *	93	1,909
American Vanguard	19	314
Amyris *	104	1,516
AptarGroup	46	5,930
Arconic *	77	2,767
Ashland Global Holdings	43	3,658
Avery Dennison	58	12,219
Avient	64	3,105
Axalta Coating Systems *	172	5,177
Balchem	23	3,102
Ball	242	19,573
Berry Global Group *	93	5,979
Cabot	40	2,202
Carpenter Technology	33	1,259

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

MATERIALS— continued
Celanese, Cl A	84	$13,085
Century Aluminum *	35	510
CF Industries Holdings	159	7,513
Chase	4	466
Chemours	122	4,057
Clearwater Paper *	10	295
Cleveland-Cliffs *	334	8,350
Coeur Mining *	178	1,342
Commercial Metals	84	2,755
Compass Minerals International	24	1,645
Corteva	550	23,529
Crown Holdings	98	9,776
Domtar *	35	1,922
Dow	557	34,623
DuPont de Nemours	396	29,720
Eagle Materials	29	4,098
Eastman Chemical	101	11,385
Ecolab	185	40,854
Element Solutions	148	3,462
Ferro *	57	1,186
FMC	96	10,267
Forterra *	21	495
Freeport-McMoRan	1,079	41,110
FutureFuel	38	323
Gatos Silver *	24	327
GCP Applied Technologies *	42	977
Glatfelter	31	472
Graphic Packaging Holding	209	4,007
Greif, Cl A	18	1,091
Hawkins	12	436
Haynes International	8	302
HB Fuller	37	2,391
Hecla Mining	391	2,616
Huntsman	149	3,935
Ingevity *	30	2,548
Innospec	16	1,415
International Flavors & Fragrances	185	27,868
International Paper	292	16,866
Intrepid Potash *	5	152
Kaiser Aluminum	10	1,217
Koppers Holdings *	13	399
Kraton *	22	840
Kronos Worldwide	16	223
Livent *	108	2,107
Louisiana-Pacific	75	4,158
LyondellBasell Industries, Cl A	196	19,469
Martin Marietta Materials	44	15,985
Materion	13	928
Minerals Technologies	24	1,925
Mosaic	256	7,995
Myers Industries	25	529

COMMON STOCK — continued

	Shares	Value

MATERIALS— continued
Neenah	11	$553
NewMarket	5	1,580
Newmont	597	37,504
Nucor	221	22,988
O-I Glass, Cl I *	116	1,716
Olin	117	5,503
Olympic Steel	6	181
Packaging Corp of America	66	9,339
Pactiv Evergreen	30	434
PPG Industries	176	28,780
PQ Group Holdings	28	436
Quaker Chemical	9	2,266
Ranpak Holdings, Cl A *	44	1,127
Rayonier Advanced Materials *	43	300
Reliance Steel & Aluminum	44	6,915
Royal Gold	46	5,590
RPM International	95	8,226
Ryerson Holding	10	157
Schnitzer Steel Industries, Cl A	18	944
Schweitzer-Mauduit International	22	865
Scotts Miracle-Gro, Cl A	29	5,132
Sealed Air	113	6,413
Sensient Technologies	30	2,615
Sherwin-Williams	182	52,967
Silgan Holdings	59	2,391
Sonoco Products	71	4,529
Steel Dynamics	149	9,603
Stepan	14	1,651
Summit Materials, Cl A *	82	2,755
SunCoke Energy	58	448
TimkenSteel *	26	347
Tredegar	20	261
Trinseo	27	1,468
Tronox Holdings	77	1,419
UFP Technologies *	4	239
United States Lime & Minerals	1	139
United States Steel	197	5,217
US Concrete *	10	728
Valvoline	135	4,142
Venator Materials *	38	120
Verso	19	361
Vulcan Materials	98	17,639
Warrior Met Coal	36	672
Westlake Chemical	23	1,907
WestRock	193	9,498
Worthington Industries	24	1,535
WR Grace	45	3,132

		786,149

REAL ESTATE — 3.7%
Acadia Realty Trust ‡	60	1,284
Agree Realty ‡	44	3,307
Alexander & Baldwin ‡	50	1,001

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

REAL ESTATE— continued
Alexander’s ‡	1	$279
Alexandria Real Estate Equities ‡	109	21,946
American Assets Trust ‡	34	1,256
American Campus Communities ‡	102	5,132
American Finance Trust ‡	82	695
American Homes 4 Rent, Cl A ‡	201	8,442
American Tower ‡	330	93,324
Americold Realty Trust ‡	188	7,304
Apartment Income ‡	110	5,790
Apartment Investment and Management, Cl A ‡	107	745
Apple Hospitality ‡	155	2,317
Armada Hoffler Properties ‡	42	546
AvalonBay Communities ‡	103	23,466
Blackstone Mortgage Trust, Cl A ‡	104	3,372
Bluerock Residential Growth, Cl A ‡	15	192
Boston Properties ‡	116	13,616
Brandywine Realty Trust ‡	126	1,759
Brixmor Property Group ‡	221	5,087
Broadstone Net Lease, Cl A ‡	107	2,784
Camden Property Trust ‡	67	10,009
CareTrust ‡	71	1,713
CatchMark Timber Trust, Cl A ‡	34	397
CBRE Group, Cl A *	247	23,826
Centerspace ‡	8	720
Chatham Lodging Trust *‡	32	393
Columbia Property Trust ‡	85	1,417
Community Healthcare Trust ‡	15	747
CoreCivic *	83	853
CorePoint Lodging *‡	27	363
CoreSite Realty ‡	26	3,593
Corporate Office Properties Trust ‡	79	2,326
Cousins Properties ‡	112	4,449
Crown Castle International ‡	321	61,982
CTO Realty Growth ‡	3	169
CubeSmart ‡	149	7,399
Cushman & Wakefield *	128	2,390
CyrusOne ‡	90	6,414
DiamondRock Hospitality *‡	155	1,335
Digital Realty Trust ‡	209	32,219
DigitalBridge Group *‡	356	2,478
Diversified Healthcare Trust ‡	177	690
Douglas Emmett ‡	123	4,108
Duke Realty ‡	278	14,145
Easterly Government Properties ‡	59	1,339
EastGroup Properties ‡	28	4,934
Empire State Realty Trust, Cl A ‡	104	1,189
EPR Properties ‡	52	2,616
Equinix ‡	63	51,686
Equity Commonwealth ‡	84	2,208
Equity LifeStyle Properties ‡	129	10,810

COMMON STOCK — continued

	Shares	Value

REAL ESTATE— continued
Equity Residential ‡	273	$22,967
Essential Properties Realty Trust ‡	86	2,563
Essex Property Trust ‡	46	15,093
eXp World Holdings	47	1,688
Extra Space Storage ‡	97	16,892
Farmland Partners ‡	16	202
Federal Realty Investment Trust ‡	54	6,347
First Industrial Realty Trust ‡	95	5,204
Five Point Holdings, Cl A *	40	335
Forestar Group *	11	225
Four Corners Property Trust ‡	53	1,522
Franklin Street Properties ‡	73	381
FRP Holdings *	4	241
Gaming and Leisure Properties ‡	165	7,811
GEO Group ‡	87	602
Getty Realty ‡	26	821
Gladstone Commercial ‡	25	580
Gladstone Land ‡	18	420
Global Medical ‡	40	622
Global Net Lease ‡	69	1,274
Hannon Armstrong Sustainable Infrastructure Capital ‡	53	3,010
Healthcare Realty Trust ‡	105	3,347
Healthcare Trust of America, Cl A ‡	169	4,832
Healthpeak Properties ‡	402	14,862
Hersha Hospitality Trust, Cl A *‡	23	216
Highwoods Properties ‡	73	3,481
Host Hotels & Resorts *‡	513	8,172
Howard Hughes *	38	3,523
Hudson Pacific Properties ‡	109	2,971
Independence Realty Trust ‡	71	1,369
Industrial Logistics Properties Trust ‡	45	1,220
Innovative Industrial Properties, Cl A ‡	12	2,580
Invitation Homes ‡	421	17,126
Iron Mountain ‡	214	9,365
iStar ‡	50	1,212
JBG SMITH Properties ‡	90	2,937
Jones Lang LaSalle *	36	8,013
Kennedy-Wilson Holdings	90	1,817
Kilroy Realty ‡	82	5,680
Kimco Realty ‡	308	6,570
Kite Realty Group Trust ‡	59	1,189
Lamar Advertising, Cl A ‡	61	6,503
Lexington Realty Trust, Cl B ‡	203	2,669
Life Storage ‡	53	6,220
LTC Properties ‡	27	1,022
Macerich ‡	127	2,070
Mack-Cali Realty ‡	60	1,080
Marcus & Millichap *	17	676

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

REAL ESTATE— continued
MGM Growth Properties, Cl A ‡	111	$4,196
Mid-America Apartment Communities ‡	85	16,413
Monmouth Real Estate Investment ‡	66	1,257
National Health Investors ‡	31	2,115
National Retail Properties	129	6,304
National Storage Affiliates Trust ‡	48	2,600
NETSTREIT	27	701
New Senior Investment Group ‡	55	507
Newmark Group, Cl A	115	1,481
NexPoint Residential Trust ‡	15	884
Office Properties Income Trust ‡	33	956
Omega Healthcare Investors ‡	171	6,204
One Liberty Properties ‡	10	306
Outfront Media ‡	104	2,485
Paramount Group ‡	138	1,347
Park Hotels & Resorts *‡	172	3,182
Pebblebrook Hotel Trust ‡	95	2,137
Piedmont Office Realty Trust, Cl A ‡	92	1,750
Plymouth Industrial ‡	17	392
PotlatchDeltic ‡	46	2,389
Preferred Apartment Communities, Cl A ‡	35	369
Prologis ‡	548	70,166
PS Business Parks ‡	13	1,998
Public Storage ‡	113	35,310
QTS Realty Trust, Cl A ‡	48	3,730
Rafael Holdings, Cl B *	9	455
Rayonier ‡	102	3,846
RE/MAX Holdings, Cl A	12	412
Realogy Holdings *	81	1,435
Realty Income ‡	278	19,541
Redfin *	69	4,041
Regency Centers ‡	126	8,242
Retail Opportunity Investments ‡	86	1,520
Retail Properties of America, Cl A ‡	159	2,005
Retail Value ‡	11	269
Rexford Industrial Realty ‡	99	6,090
RLJ Lodging Trust ‡	121	1,736
RMR Group, Cl A	10	392
RPT Realty ‡	56	713
Ryman Hospitality Properties *‡	37	2,838
Sabra Health Care ‡	160	2,974
Safehold ‡	9	813
Saul Centers ‡	8	365
SBA Communications, Cl A ‡	76	25,915
Seritage Growth Properties ‡	25	397
Service Properties Trust ‡	121	1,347
Simon Property Group ‡	244	30,871

COMMON STOCK — continued

	Shares	Value

REAL ESTATE— continued
SITE Centers ‡	127	$2,014
SL Green Realty ‡	49	3,649
Spirit Realty Capital ‡	86	4,319
St. Joe	40	1,811
STAG Industrial ‡	118	4,876
STORE Capital ‡	200	7,238
Stratus Properties *	4	121
Summit Hotel Properties *‡	76	685
Sun Communities ‡	77	15,100
Sunstone Hotel Investors *‡	158	1,823
Tanger Factory Outlet Centers ‡	68	1,168
Tejon Ranch *	16	292
Terreno Realty ‡	47	3,213
UDR ‡	220	12,098
UMH Properties ‡	27	629
Uniti Group ‡	168	1,967
Urban Edge Properties ‡	80	1,520
Urstadt Biddle Properties, Cl A ‡	21	400
Ventas ‡	279	16,679
VEREIT ‡	171	8,374
VICI Properties ‡	398	12,414
Vornado Realty Trust ‡	131	5,698
Washington Real Estate Investment Trust ‡	59	1,433
Weingarten Realty Investors ‡	91	2,929
Welltower	312	27,100
Weyerhaeuser ‡	556	18,754
Whitestone, Cl B ‡	28	248
WP Carey ‡	131	10,570
Xenia Hotels & Resorts *‡	80	1,414

		1,126,015

UTILITIES — 3.3%
AES	494	11,708
ALLETE	37	2,602
Alliant Energy	185	10,828
Ameren	189	15,861
American Electric Power	371	32,693
American States Water	26	2,296
American Water Works	135	22,965
Artesian Resources, Cl A	5	195
Atmos Energy	95	9,366
Avangrid	40	2,086
Avista	48	2,056
Black Hills	44	2,977
Cadiz *	26	352
California Water Service Group	36	2,256
CenterPoint Energy	406	10,337
Chesapeake Utilities	11	1,370
Clearway Energy, Cl C	54	1,549
CMS Energy	215	13,285
Consolidated Edison	256	18,885
Dominion Energy	625	46,794

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UTILITIES— continued
DTE Energy	144	$16,894
Duke Energy	575	60,438
Edison International	284	15,478
Entergy	148	15,232
Essential Utilities	183	8,989
Evergy	169	11,022
Eversource Energy	255	21,999
Exelon	728	34,070
FirstEnergy	404	15,481
Hawaiian Electric Industries	81	3,511
IDACORP	35	3,691
MDU Resources Group	143	4,536
MGE Energy	25	1,953
Middlesex Water	11	1,119
National Fuel Gas	61	3,137
New Jersey Resources	67	2,581
NextEra Energy	1,459	113,656
NextEra Energy Partners	50	3,876
NiSource	289	7,159
Northwest Natural Holding	20	1,046
NorthWestern	35	2,170
NRG Energy	173	7,135
OGE Energy	150	5,062
ONE Gas	37	2,730
Ormat Technologies	38	2,650
Otter Tail	27	1,371
PG&E *	1,069	9,397
Pinnacle West Capital	79	6,600
PNM Resources	60	2,900
Portland General Electric	63	3,081
PPL	578	16,398
Public Service Enterprise Group	377	23,461
Pure Cycle *	15	232
Sempra Energy	226	29,527
SJW Group	19	1,310
South Jersey Industries	83	2,089
Southern	792	50,585
Southwest Gas Holdings	40	2,797
Spire	35	2,483
Star Group	25	295
Sunnova Energy International *	55	2,095
UGI	155	7,128
Unitil	10	529
Vistra Energy	330	6,319
WEC Energy Group	235	22,123
Xcel Energy	401	27,368
York Water	8	386

		794,550

Total Common Stock (Cost $20,968,184)		27,646,637

WARRANTS — 0.0%

	Number of Warrants	Value
Nabors Industries
Strike Price $166.67, Expires 6/11/2026*	2	$13

Total Warrants (Cost $–)		13

RIGHTS — 0.0%

	Number of Rights	Value
Achillion Pharmaceuticals(A)#*	78	78
Pfenex(A)#*	20	—
Prevail Therapeutics(A)#*	16	—
Progenics Pharmaceuticals(A)#*	45	—
Zagg Inc(A)#*	17	—

Total Rights (Cost $–)		78

PREFERRED STOCK — 0.0%

	Shares	Value

REAL ESTATE — 0.0%
Brookfield Property Preferred, 6.250%	1	25

Total Preferred Stock (Cost $25)		25

Total Investments in Securities— 98.3% (Cost $20,968,209)		$27,646,753

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2021 (Unaudited)

A list of the open OTC swap agreements held by the Fund at July 31, 2021, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Appreciation
Wells Fargo	WFCB2TP7 Custom Basket*	1 Month+ 0.400%	Asset Return	Annually	08/24/2022	USD	$353,252	$3,842	$3,842

*The following table represents the individual common stock exposures comprising the WFCBL2TP7 Custom Basket Total Return Swaps as of July 31, 2021:

Shares	Description	Notional Amount ($)	Unrealized Appreciation ($)	Percentage of Basket (%)
8,039	Apple Inc	34,086	371	9.6
3,555	Microsoft Corp	29,443	320	8.2
1,141	Facebook Inc	11,822	129	3.4
144	Alphabet Inc	11,244	122	3.2
137	Alphabet Inc	10,786	117	3.0
347	Tesla Inc	6,925	75	2.0
1,142	Nvidia Corp	6,473	70	1.8
1,438	Jpmorgan Chase & Co	6,345	69	1.7
638	Berkshire Hathaway Inc	5,157	56	1.4
514	Home Depot Inc/The	4,905	53	1.3
4,099	Bank Of America Corp	4,571	50	1.3
561	Paypal Holdings Inc	4,495	49	1.2
867	Walt Disney Co/The	4,437	48	1.2
228	Adobe Inc	4,115	45	1.2
2,049	Coca-Cola Co/The	3,398	37	1.0
2,176	Comcast Corp	3,721	40	1.0
2,023	Exxon Mobil Corp	3,385	37	0.9
2,015	Cisco Systems Inc/Delaware	3,243	35	0.9
1,981	Verizon Communications Inc	3,212	35	0.9
209	Netflix Inc	3,140	34	0.9
1,943	Intel Corp	3,034	33	0.9
659	Pepsico Inc	3,006	33	0.9
425	Salesforce.Com Inc	2,988	33	0.9
380	Eli Lilly & Co	2,690	29	0.8
191	Broadcom Inc	2,692	29	0.8
922	Chevron Corp	2,730	30	0.8
840	Abbott Laboratories	2,956	32	0.8
590	Nike Inc	2,873	31	0.8
317	Accenture Plc	2,931	32	0.8
3,413	At&T Inc	2,783	30	0.8
441	Texas Instruments Inc	2,445	27	0.7
543	Qualcomm Inc	2,364	26	0.7
332	Honeywell International Inc	2,256	25	0.7
562	Starbucks Corp	1,984	22	0.6
128	Intuit Inc	1,961	21	0.5
384	American Express Co	1,903	21	0.5
432	International Business Machines Corp	1,769	19	0.5
68	Blackrock Inc	1,722	19	0.5

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2021 (Unaudited)

Shares	Description	Notional Amount ($)	Unrealized Appreciation ($)	Percentage of Basket (%)
318	Union Pacific Corp	2,023	22	0.6
832	Oracle Corp	2,107	23	0.6
1,068	Bristol-Myers Squibb Co	2,107	23	0.6
744	Philip Morris International Inc	2,165	24	0.6
937	Nextera Energy Inc	2,122	23	0.6
578	Advanced Micro Devices Inc	1,785	19	0.5
162	Moderna Inc	1,664	18	0.5
158	Goldman Sachs Group Inc/The	1,720	19	0.5
437	Applied Materials Inc	1,779	19	0.5
238	Target Corp	1,805	20	0.5
997	Citigroup Inc	1,959	21	0.5
344	United Parcel Service Inc	1,916	21	0.5
343	Lowe’S Cos Inc	1,921	21	0.5
275	Amgen Inc	1,931	21	0.5
685	Morgan Stanley	1,911	21	0.5
56	Intuitive Surgical Inc	1,618	18	0.5
94	Servicenow Inc	1,606	17	0.4
260	Caterpillar Inc	1,564	17	0.4
277	3M Co	1,593	17	0.4
800	Charles Schwab Corp/The	1,580	17	0.4
115	S&P Global Inc	1,434	16	0.4
135	Deere & Co	1,416	15	0.4
227	Zoetis Inc	1,337	15	0.4
62	Charter Communications Inc	1,336	15	0.4
183	Square Inc	1,318	14	0.4
296	Fidelity National Information Services I	1,282	14	0.4
68	Lam Research Corp	1,261	14	0.4
535	Micron Technology Inc	1,206	13	0.3
655	General Motors	1,083	12	0.3
641	Truist Financial Corp	1,015	11	0.3
506	Southern Co/The	939	10	0.3
89	Moody’S Corp	976	11	0.3
151	Illinois Tool Works Inc	994	11	0.3
459	Snap Inc	992	11	0.3
117	Sherwin-Williams Co/The	992	11	0.3
105	Autodesk Inc	977	11	0.3
295	Edwards Lifesciences Corp	963	10	0.3
190	Eaton Corp Plc	874	10	0.3
405	Colgate-Palmolive Co	936	10	0.3
266	Intercontinental Exchange Inc	926	10	0.3
276	Fiserv Inc	925	10	0.3
717	Uber Technologies Inc	906	10	0.3
120	Norfolk Southern Corp	902	10	0.3
678	Boston Scientific Corp	898	10	0.3
105	Air Products And Chemicals Inc	891	10	0.3
216	Capital One Financial Corp	1,016	11	0.3
117	Fedex Corp	954	10	0.3
1,089	Csx Corp	1,023	11	0.3

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2021 (Unaudited)

Shares	Description	Notional Amount ($)	Unrealized Appreciation ($)	Percentage of Basket (%)
671	Mondelez International Inc	1,235	13	0.3
214	Chubb Ltd	1,049	11	0.3
243	Marsh & Mclennan Cos Inc	1,041	11	0.3
204	Automatic Data Processing Inc	1,242	14	0.3
20	Booking Holdings Inc	1,238	13	0.3
885	Altria Group Inc	1,236	13	0.3
601	Gilead Sciences Inc	1,193	13	0.3
281	T-Mobile Us Inc	1,175	13	0.3
717	Us Bancorp	1,158	13	0.3
324	Blackstone Inc	1,085	12	0.3
368	Duke Energy Corp	1,123	12	0.3
99	Zoom Video Communications Inc	1,089	12	0.3
203	Pnc Financial Services Group Inc/The	1,075	12	0.3
109	Estee Lauder Cos Inc/The	1,060	12	0.3
171	Cme Group Inc	1,056	11	0.3
646	Conocophillips	1,053	11	0.3
240	American Electric Power Co Inc	614	7	0.2
576	Tjx Cos Inc/The	1,152	13	0.3
668	Schlumberger Nv	560	6	0.2
132	Marriott International Inc/Md	562	6	0.2
122	Match Group Inc	565	6	0.2
132	Cadence Design Systems Inc	565	6	0.2
33	O’Reilly Automotive Inc	580	6	0.2
278	Eog Resources Inc	590	6	0.2
285	Amphenol Corp	601	7	0.2
167	Ross Stores Inc	595	6	0.2
72	Synopsys Inc	607	7	0.2
313	Ebay Inc	621	7	0.2
65	Veeva Systems Inc	632	7	0.2
466	Exelon Corp	634	7	0.2
62	Parker-Hannifin Corp	559	6	0.2
162	Kimberly-Clark Corp	637	7	0.2
87	Workday Inc	594	6	0.2
133	Electronic Arts Inc	558	6	0.2
206	Otis Worldwide Corp	535	6	0.2
189	Prudential Financial Inc	551	6	0.2
108	T Rowe Price Group Inc	640	7	0.2
257	Xcel Energy Inc	510	6	0.2
78	Constellation Brands Inc	511	6	0.2
120	Travelers Cos Inc/The	519	6	0.2
45	Palo Alto Networks Inc	522	6	0.2
243	Sysco Corp	525	6	0.2
254	Dupont De Nemours Inc	555	6	0.2
81	Motorola Solutions Inc	525	6	0.2
146	Discover Financial Services	528	6	0.2
114	Ppg Industries Inc	540	6	0.2
143	Allstate Corp/The	541	6	0.2
253	Cognizant Technology Solutions Corp	541	6	0.2

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2021 (Unaudited)

Shares	Description	Notional Amount ($)	Unrealized Appreciation ($)	Percentage of Basket (%)
143	Yum! Brands Inc	545	6	0.2
145	Sempra Energy	550	6	0.2
471	Kraft Heinz Co/The	527	6	0.2
356	Dow Inc	643	7	0.2
418	Bank Of New York Mellon Corp/The	624	7	0.2
38	Msci Inc	666	7	0.2
91	Docusign Inc	786	9	0.2
140	Global Payments Inc	787	9	0.2
41	Idexx Laboratories Inc	800	9	0.2
75	Twilio Inc	810	9	0.2
49	Regeneron Pharmaceuticals Inc	818	9	0.2
194	Waste Management Inc	835	9	0.2
279	Progressive Corp/The	772	8	0.2
285	Emerson Electric Co	836	9	0.2
111	Snowflake Inc	857	9	0.2
358	Activision Blizzard Inc	870	9	0.2
190	Ihs Markit Ltd	644	7	0.2
119	International Flavors & Fragrances Inc	521	6	0.2
412	American International Group Inc	567	6	0.2
126	Microchip Technology Inc	525	6	0.2
176	Analog Devices Inc	856	9	0.2
114	Dollar General Corp	772	8	0.2
400	Dominion Energy Inc	871	9	0.2
119	Ecolab Inc	766	8	0.2
695	Freeport-Mcmoran Inc	770	8	0.2
416	Carrier Global Corp	668	7	0.2
114	Trane Technologies Plc	672	7	0.2
158	Te Connectivity Ltd	677	7	0.2
46	Dexcom Inc	684	7	0.2
55	Roku Inc	684	7	0.2
383	Newmont Corp	699	8	0.2
91	Crowdstrike Holdings Inc	669	7	0.2
35	Align Technology Inc	714	8	0.2
50	Roper Technologies Inc	714	8	0.2
13	Chipotle Mexican Grill Inc	718	8	0.2
74	Kla Corp	745	8	0.2
372	Twitter Inc	754	8	0.2
344	Johnson Controls International Plc	713	8	0.2
1,872	Ford Motor Co	759	8	0.2
266	Archer-Daniels-Midland Co	461	5	0.1
209	Phillips 66	446	5	0.1
354	Corteva Inc	440	5	0.1
77	Stanley Black & Decker Inc	440	5	0.1
256	Pinterest Inc	439	5	0.1
157	Dr Horton Inc	435	5	0.1
103	Pioneer Natural Resources Co	434	5	0.1
175	Vf Corp	408	4	0.1
163	Paccar Inc	394	4	0.1

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS U.S. ALL CAP INDEX FUND JULY 31, 2021 (Unaudited)

Shares	Description	Notional Amount ($)	Unrealized Appreciation ($)	Percentage of Basket (%)
69	Cummins Inc	466	5	0.1
241	Public Service Enterprise Group Inc	436	5	0.1
100	Zimmer Biomet Holdings Inc	473	5	0.1
131	Hilton Worldwide Holdings Inc	499	5	0.1
948	Kinder Morgan Inc	479	5	0.1
187	Costar Group Inc	482	5	0.1
178	Monster Beverage Corp	489	5	0.1
43	Cintas Corp	492	5	0.1
11	Autozone Inc	496	5	0.1
311	Marathon Petroleum Corp	499	5	0.1
598	Hp Inc	501	5	0.1
154	Paychex Inc	509	6	0.1
282	Southwest Airlines Co	414	5	0.1
291	General Mills Inc	498	5	0.1
195	Valero Energy Corp	379	4	0.1
84	First Republic Bank/Ca	477	5	0.1
61	Willis Towers Watson Plc	363	4	0.1

		$353,252	$3,842	100%

Percentages are based on Net Assets of $28,113,808.

*	Non-income producing security.
‡	Real Estate Investment Trust.
#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Expiration date unavailable.

ADR — American Depositary Receipt

Cl — Class

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of the inputs used as of July 31, 2021, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$27,646,519	$—	$118	$27,646,637
Warrants	—	13	—	13
Rights	—	—	78	78
Preferred Stock	—	25	—	25

Total Investments in Securities	$27,646,519	$38	$196	$27,646,753

Other Financial Instruments	Level 1	Level 2	Level 3	Total
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	$—	$3,842	$—	$3,842
Total Other Financial

Instruments	$—	$3,842	$—	$3,842

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*Swap contracts are value at the unrealized appreciation on the instrument.

For the period ended July 31, 2021, there were transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-008-0400

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS REAL ESTATE FUND JULY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 91.3%#

	Shares	Value

CONSUMER DISCRETIONARY — 7.3%
Marriott International, Cl A *	58,361	$8,519,539

FINANCIALS — 2.4%
Ellington Financial ‡	157,651	2,866,095

INDUSTIALS — 3.4%
CoreCivic *	384,065	3,948,188

REAL ESTATE — 78.2%
Acadia Realty Trust ‡	50,143	1,073,060
Alexandria Real Estate Equities ‡	14,786	2,977,013
American Tower ‡	10,346	2,925,849
Americold Realty Trust ‡	49,992	1,942,189
CatchMark Timber Trust, Cl A ‡	368,454	4,307,227
Corporate Office Properties Trust ‡	39,340	1,158,170
Cushman & Wakefield *	291,988	5,451,416
CyrusOne ‡	24,700	1,760,369
Digital Realty Trust ‡	30,672	4,728,396
DigitalBridge Group *‡	652,491	4,541,337
Easterly Government Properties ‡	346,464	7,864,733
GEO Group *‡	294,683	2,039,206
Independence Realty Trust ‡	259,000	4,993,520
Kennedy-Wilson Holdings	224,890	4,540,529
Kilroy Realty ‡	25,964	1,798,526
National Retail Properties	32,435	1,585,099
National Storage Affiliates Trust ‡	95,089	5,150,971
New Senior Investment Group ‡	28,841	265,914
QTS Realty Trust, Cl A ‡	61,115	4,749,247
Retail Opportunity Investments ‡	318,667	5,630,846
Ventas ‡	84,808	5,069,822
Welltower	12,349	1,072,634
Weyerhaeuser ‡	337,754	11,392,443
WP Carey ‡	60,335	4,868,431

		91,886,947

Total Common Stock (Cost $102,138,314)		107,220,769

Total Investments in Securities— 91.3% (Cost $102,138,314)		$107,220,769

Percentages are based on Net Assets of $117,393,680.

*	Non-income producing security.
‡	Real Estate Investment Trust.
#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

As of July 31, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-009-0400

1

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS INTERNATIONAL EQUITY FUND JULY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.4%

	Shares	Value

AUSTRALIA — 4.2%
BHP Group	64,000	$2,512,226
Macquarie Group	15,940	1,835,344
Santos	248,158	1,174,611

		5,522,181

BELGIUM — 1.7%
Solvay	16,390	2,187,304

BRAZIL — 1.8%
Cia Brasileira de Distribuicao	182,500	1,096,770
Sendas Distribuidora	79,000	1,314,783

		2,411,553

CANADA — 7.7%
Bank of Montreal	21,660	2,144,646
Magna International	22,179	1,859,509
Manulife Financial	98,230	1,899,092
Stantec	42,030	1,956,639
TFI International	20,630	2,309,383

		10,169,269

CHINA — 8.2%
Alibaba Group Holding *	65,260	1,587,170
Baidu ADR *	3,340	547,793
China Merchants Bank, Cl H	220,000	1,675,942
COSCO Shipping Ports	2,012,000	1,434,341
CSPC Pharmaceutical Group	923,062	1,244,821
Lenovo Group	1,365,000	1,271,704
NetEase	68,240	1,365,476
Tingyi Cayman Islands Holding	910,000	1,639,397

		10,766,644

DENMARK — 4.6%
GN Store Nord	21,600	1,893,057
Netcompany Group	16,000	1,977,356
Pandora	17,430	2,256,922

		6,127,335

FINLAND — 1.2%
Neste	26,752	1,644,490

FRANCE — 4.6%
Credit Agricole	133,000	1,855,396
Ipsen	17,846	1,907,406
Schneider Electric	13,950	2,338,266

		6,101,068

GERMANY — 3.6%
Brenntag	24,000	2,397,181
Daimler	26,100	2,330,761

		4,727,942

HONG KONG — 2.0%
WH Group	1,800,000	1,491,671
Zai Lab *	8,450	1,150,422

		2,642,093

INDIA — 3.1%
Infosys	105,000	2,272,425

COMMON STOCK — continued

	Shares	Value

INDIA — continued
Jubilant Ingrevia *	102,235	$815,105
Jubilant Pharmova	102,235	943,285

		4,030,815

ITALY — 1.5%
Enel	208,500	1,924,258

JAPAN — 15.6%
Daiwa House Industry	54,200	1,652,605
ENEOS Holdings	333,800	1,398,123
Fuji Electric	42,500	1,844,036
Fujitsu	11,400	1,929,183
Honda Motor	64,840	2,064,501
Hoya	16,460	2,311,347
ITOCHU	62,200	1,832,463
Mizuho Financial Group	121,500	1,733,816
Nintendo	2,900	1,490,907
Sony	21,400	2,218,905
Tokyo Electron	5,070	2,075,971

		20,551,857

LUXEMBOURG — 1.4%
ArcelorMittal	55,000	1,916,541

NETHERLANDS — 4.6%
ING Groep	163,000	2,097,176
Koninklijke Ahold Delhaize	70,431	2,188,567
Signify	31,200	1,746,555

		6,032,298

NORWAY — 1.5%
DNB Bank *	96,320	1,973,880

SINGAPORE — 1.4%
United Overseas Bank	96,640	1,874,386

SOUTH AFRICA — 1.3%
Group	246,670	1,774,694

SOUTH KOREA — 4.8%
KB Financial Group	40,800	1,819,639
NAVER	5,690	2,144,416
Samsung Electronics	34,000	2,320,365

		6,284,420

SPAIN — 1.0%
Repsol	115,500	1,263,391

SWEDEN — 1.4%
Boliden	49,000	1,909,704

SWITZERLAND — 8.3%
Holcim	32,250	1,890,462
Logitech International	16,535	1,808,199
Nestle	20,030	2,538,438
Partners Group Holding	1,500	2,564,166
Straumann Holding	1,150	2,132,803

		10,934,068

1

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS INTERNATIONAL EQUITY FUND JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

TAIWAN — 3.0%
AU Optronics	1,835,400	$1,355,302
Taiwan Semiconductor Manufacturing ADR	22,457	2,619,385

		3,974,687

TURKEY — 1.1%
Turkiye Garanti Bankasi	1,422,000	1,437,864

UNITED KINGDOM — 5.5%
J Sainsbury PLC	557,300	2,194,589
Kingfisher PLC	387,050	1,982,002
Legal & General Group PLC	466,000	1,693,203
Weir Group PLC	58,578	1,407,005

		7,276,799

UNITED STATES — 1.3%
American Tower ‡	6,275	1,774,570

Total Common Stock (Cost $99,266,424)		127,234,111

Total Investments in Securities— 96.4% (Cost $99,266,424)		$127,234,111

Percentages are based on Net Assets of $132,005,548.

*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of July 31, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KOC-QH-006-1300

2